As filed With the Securities and Exchange Commission on April 22, 2003
--------------------------------------------------------------------------
                                                           File No. 333-02581
                                                                    811-07825
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

         TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 10 /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 2 /X/

                 GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                  COPIES TO:
 RICHARD T. CHOI, ESQUIRE                       JOHN BUCHANAN, ESQUIRE
 FOLEY & LARDNER                                GLENBROOK LIFE AND ANNUITY
 3000 K STREET, N.W.                            3100 SANDERS ROAD
 SUITE 500                                      NORTHBROOK, IL 60062
 WASHINGTON, D.C. 20007-5109

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

           Approximate date of proposed public offering: continuous.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

Securities being offered - interests in modified single premium variable life insurance contracts.

ALLSTATE(R) PROVIDER VARIABLE LIFE

(FORMERLY REFERRED TO AS "THE GLENBROOK PROVIDER VARIABLE LIFE")


GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE (800) 822-8773                           PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
This prospectus describes the "ALLSTATE PROVIDER VARIABLE LIFE," a modified single premium variable life insurance contract ("CONTRACT") offered by Glenbrook Life and Annuity Company ("WE", "US", or the "COMPANY") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The minimum initial premium we will accept is $10,000. We allocate premiums to Glenbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account will invest in shares of one or more mutual funds ("FUNDS"), each of which has multiple investment portfolios ("PORTFOLIOS"). The Contract is offered through different distribution channels. Presently, the funds offered through this prospectus are:

AIM VARIABLE INSURANCE FUNDS -        FRANKLIN TEMPLETON VARIABLE INSURANCE
 SERIES I SHARES                       PRODUCTS TRUST
AMERICAN CENTURY(R) VARIABLE          GOLDMAN SACHS VARIABLE INSURANCE TRUST
 PORTFOLIO (VP), INC.                  (VIT)
THE DREYFUS SOCIALLY RESPONSIBLE      LSA VARIABLE SERIES TRUST
 GROWTH FUND, INC.                    MFS/(R)/ VARIABLE INSURANCE TRUST
DREYFUS STOCK INDEX FUND, INC.        OPPENHEIMER VARIABLE ACCOUNT FUNDS
DREYFUS VARIABLE INVESTMENT FUND      PUTNAM VARIABLE TRUST (CLASS IB SHARES)
 (VIF)                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
FIDELITY(R) VARIABLE INSURANCE         (CLASS I SHARES)
 PRODUCTS



Not all of the funds may be available with your Contract. You should check with your representative for further information on the availability of the funds and/or Portfolios. Your Contract application will list all available Portfolios. We currently limit the number of Variable Sub-Accounts you can invest in at any one time to twenty (20).

                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                        DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                        HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                        ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT NOTICES     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                        HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                        OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                        DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                        OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                        INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                        PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.


There is no guaranteed minimum ("Account Value") for a Contract. The Account Value of your Contract will vary up or down to reflect the investment experience of the Variable Sub-Accounts to which you have allocated premiums. You bear the investment risk for all amounts so allocated. The Contract continues in effect so long as its ("Cash Surrender Value") is sufficient to pay the monthly charges under the Contract ("MONTHLY DEDUCTION AMOUNT").

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.












                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Glossary                        3
--------------------------------------------------------------------------------
  Summary                         5
--------------------------------------------------------------------------------
  Fee Table                       7
--------------------------------------------------------------------------------
BUYING A CONTRACT                 9
--------------------------------------------------------------------------------
  Application                     9
--------------------------------------------------------------------------------
  Premiums                        9
--------------------------------------------------------------------------------
  Allocation of Premiums         10
--------------------------------------------------------------------------------
INVESTMENT CHOICES               11
--------------------------------------------------------------------------------
  Portfolios                     11
--------------------------------------------------------------------------------
  Transfer of Account Value      14
--------------------------------------------------------------------------------
  Trading Limitations            15
--------------------------------------------------------------------------------
  Dollar Cost Averaging          15
--------------------------------------------------------------------------------
  Automatic Portfolio
        Rebalancing              15
--------------------------------------------------------------------------------
  Voting Rights                  16
--------------------------------------------------------------------------------
ACCOUNT VALUE                    16
--------------------------------------------------------------------------------
  Accumulation Units             16
--------------------------------------------------------------------------------
  Accumulation Unit Values       16
--------------------------------------------------------------------------------
  Account Statements             17
--------------------------------------------------------------------------------
DEDUCTIONS AND CHARGES           17
--------------------------------------------------------------------------------
  Monthly Deductions             17
--------------------------------------------------------------------------------
     Cost of Insurance Charge    17
--------------------------------------------------------------------------------
     Tax Expense Charge          18
--------------------------------------------------------------------------------
     Administrative Expense
        Charge                   18
--------------------------------------------------------------------------------
  Other Deductions               18
--------------------------------------------------------------------------------
     Mortality and Expense Risk
        Charge                   18
--------------------------------------------------------------------------------
     Annual Maintenance Fee      18
--------------------------------------------------------------------------------
     Taxes Charged Against the
         Variable Account        18
--------------------------------------------------------------------------------
     Charges Against the Funds   18
--------------------------------------------------------------------------------
     Withdrawal Charge           18
--------------------------------------------------------------------------------
     Confinement Waiver Benefit  19
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
     Due and Unpaid Premium Tax
        Charge                   19
--------------------------------------------------------------------------------
DEATH BENEFIT                    20
--------------------------------------------------------------------------------
  Accelerated Death Benefit      20
--------------------------------------------------------------------------------
  Changes to Specified Amount    20
--------------------------------------------------------------------------------
  Beneficiary                    20
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY             21
--------------------------------------------------------------------------------
  Contract Loans                 21
--------------------------------------------------------------------------------
  Amount Payable on Surrender of
        the Contract             21
--------------------------------------------------------------------------------
  Partial Withdrawals            22
--------------------------------------------------------------------------------
  Payment Options                22
--------------------------------------------------------------------------------
  Suspension of Payments         23
--------------------------------------------------------------------------------
CONTRACT TERMS                   23
--------------------------------------------------------------------------------
  Changes to Contract Terms      23
--------------------------------------------------------------------------------
  State Exceptions               23
--------------------------------------------------------------------------------
  Change of Owner or Beneficiary 23
--------------------------------------------------------------------------------
  Assignment                     23
--------------------------------------------------------------------------------
  Last Survivor Contracts        23
--------------------------------------------------------------------------------
  Limit on Rights to Contest     23
--------------------------------------------------------------------------------
  Misstatement as to Age and Sex 23
--------------------------------------------------------------------------------
  Dividends                      23
--------------------------------------------------------------------------------
  Lapse and Reinstatement        24
--------------------------------------------------------------------------------
  Cancellation and Exchange
        Rights                   24
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS              25
--------------------------------------------------------------------------------
OTHER INFORMATION                27
--------------------------------------------------------------------------------
  The Company                    27
--------------------------------------------------------------------------------
  The Variable Account           27
--------------------------------------------------------------------------------
  Performance Information        27
--------------------------------------------------------------------------------
  Legal Proceedings              28
--------------------------------------------------------------------------------
  Legal Matters                  28
--------------------------------------------------------------------------------
  Financial Statements           28
--------------------------------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION 29
--------------------------------------------------------------------------------













                                 2  PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------

As used in this prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE:                                      The aggregate value under a Contract of the
                                                    Variable Sub-Accounts and the Loan Account.
-------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT:                                  An accounting unit of measure used to calculate the
                                                    value of a Variable Sub-Account.
-------------------------------------------------------------------------------------------------------
AGE:                                                The Insured's age at the Insured's last birthday.
-------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE:                               The Cash Value less all Indebtedness and the Annual
                                                    Maintenance Fee, if applicable.
-------------------------------------------------------------------------------------------------------
CASH VALUE:                                         The Account Value less any: (1) applicable
                                                    withdrawal charges, and (2) due and unpaid Premium
                                                    Tax Charges.
-------------------------------------------------------------------------------------------------------
CODE OR INTERNAL REVENUE CODE:                      The Internal Revenue Code of 1986, as amended.
-------------------------------------------------------------------------------------------------------
CONTRACT ANNIVERSARY:                               The same day and month as the Contract Date for
                                                    each subsequent year the Contract remains in force.
-------------------------------------------------------------------------------------------------------
CONTRACT DATE:                                      The date on or as of which coverage under a
                                                    Contract becomes effective and the date from which
                                                    Contract Anniversaries, Contract Years and Contract
                                                    months are determined.
-------------------------------------------------------------------------------------------------------
CONTRACT OWNER:                                     The person having rights to benefits under the
                                                    Contract during the lifetime of the Insured; the
                                                    Contract Owner may or may not be the Insured.
-------------------------------------------------------------------------------------------------------
CONTRACT YEARS:                                     Annual periods computed from the Contract Date.
-------------------------------------------------------------------------------------------------------
DEATH BENEFIT:                                      The greater of: (1) the Specified Amount, or (2)
                                                    the Account Value on the date of death multiplied
                                                    by the death benefit ratio as specified in the
                                                    Contract.
-------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT:                             The amount of a surrender or partial withdrawal
                                                    that is not subject to a Withdrawal Charge. This
                                                    amount in any Contract Year is 15% of total
                                                    premiums paid.
-------------------------------------------------------------------------------------------------------
FUNDS:                                              The registered management investment companies in
                                                    which assets of the Variable Account may be
                                                    invested.
-------------------------------------------------------------------------------------------------------
INDEBTEDNESS:                                       All Contract loans, if any, and accrued loan
                                                    interest.
-------------------------------------------------------------------------------------------------------
INITIAL DEATH BENEFIT:                              The Initial Death Benefit under a Contract is shown
                                                    on the Contract Data page.
-------------------------------------------------------------------------------------------------------
INSURED:                                            The person whose life is insured under a Contract.
-------------------------------------------------------------------------------------------------------
LOAN ACCOUNT:                                       An account in the Company's General Account,
                                                    established for any amounts transferred from the
                                                    Variable Sub-Accounts for requested loans. The Loan
                                                    Account credits a fixed rate of interest that is
                                                    not based on and is different from the investment
                                                    experience of the Variable Account.
-------------------------------------------------------------------------------------------------------
MONTHLY ACTIVITY DATE:                              The day of each month on which the Monthly
                                                    Deduction Amount is deducted from the Account Value
                                                    of the Contract. Monthly Activity Dates occur on
                                                    the same day of the month as the Contract Date. If
                                                    there is no date equal to the Monthly Activity Date
                                                    in a particular month, the Monthly Activity Date
                                                    will be the last day of that month.
-------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION AMOUNT:                           A deduction on each Monthly Activity Date for the
                                                    cost of insurance charge, the tax expense charge
                                                    and the administrative expense charge.
-------------------------------------------------------------------------------------------------------
SPECIFIED AMOUNT:                                   The minimum death benefit under a Contract, equal
                                                    to the Initial Death Benefit on the Contract Date.
                                                    Thereafter it may change in accordance with the
                                                    terms of the partial withdrawal and the subsequent
                                                    premium provisions of the Contract. A withdrawal
                                                    reduces the Specified Amount in the same proportion
                                                    that the withdrawal reduces Account Value. A
                                                    subsequent premium payment increases the Specified
                                                    Amount only to the extent necessary for the
                                                    Contract to remain within the definition of a life
                                                    insurance contract under the Internal Revenue Code.
-------------------------------------------------------------------------------------------------------
VALUATION DATE:                                     Every day the New York Stock Exchange is open for
                                                    trading. The value of the Variable Account is
                                                    determined at the close of regular trading on the
                                                    New York Stock Exchange (currently 4:00 p.m.
                                                    Eastern Time) on each Valuation Day.
-------------------------------------------------------------------------------------------------------
VALUATION PERIOD:                                   The period between the close of regular trading on
                                                    the New York Stock Exchange on successive Valuation
                                                    Dates.
-------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT:                                   Glenbrook Life Variable Life Separate Account A, an
                                                    account established by the Company to separate the
                                                    assets funding the Contracts from other assets of
                                                    the Company.
-------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT:                               The subdivisions of the Variable Account used to
                                                    allocate a Contract Owner's Account Value, less
                                                    Indebtedness, among the Portfolios of the Funds.
-------------------------------------------------------------------------------------------------------




                                 3  PROSPECTUS

                                 4  PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

The following highlights certain features of the Contract. Please read the remainder of this prospectus for more information.


THE CONTRACT
The Contract is a life insurance contract with death benefits, cash values, and other traditional life insurance features. Because the Contract provides for an accumulation of Cash Value as well as a Death Benefit, described below, you can use the Contract for various individual and business financial planning purposes.

The Contract is "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. However, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no withdrawals or loans. We credit each Contract with units ("Accumulation Units") to calculate Account Values. You may transfer the Account Value among the Variable Sub-Accounts.

We issue the Contract on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 23. In some states, the Contracts may be issued in the form of a group Contract. In those states, we will issue a certificate evidencing your rights under the group Contract. The terms "Contract" and "Contract Owner", as used in this prospectus, refer to and include such a certificate and certificate owner, respectively.


INVESTMENT CHOICES
The Contract currently offers 57 Variable Sub-Accounts to which you may allocate your premiums. We currently limit the number of Variable Sub-Accounts you can invest in at any one time to twenty (20). Each Variable Sub-Account invests in shares of a corresponding Portfolio of one of the Funds. Please refer to the Fund prospectuses for more information about the Portfolios. We have briefly summarized the investment objectives of the Portfolios below under "Investment Choices," on page 11.


PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. You may make additional premium payments of at least $500 once in each Contract year, subject to certain additional conditions (see "The
Contract-Premiums" at page 5).

We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject an additional premium payment for any reason. Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. Additional premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.


DEATH BENEFIT
The Contract provides for an Initial Death Benefit shown on the Contract data page. The death benefit ("Death Benefit") payable under the Contract may be greater than the Initial Death Benefit. However, so long as the Contract continues in effect and if no withdrawals or loans are made, the Death Benefit will never be less than the Initial Death Benefit. At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit, which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, which is the then current value of the guaranteed death benefit under the Contract, or (2) the Account Value multiplied by the death benefit ratio set forth in the Contract. See "Death Benefits," page 20.


ACCOUNT VALUE
The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value. You bear the risk of investment in the Variable Sub-Accounts. See "Account Value," pages 16-17.


CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of: the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary), plus any annual maintenance fee due on or before the next Contract Anniversary, plus any due and unpaid Monthly Deduction Amounts. See "Access to Your Money-Contract Loans," page 21. Amounts received as a loan are subject to current taxation to the extent of accumulated earnings in the Contract and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 25.


                                 5  PROSPECTUS

WITHDRAWALS
You may make partial withdrawals from your Contract. See "Access to Your Money--Partial Withdrawals," on page 22.Withdrawals may be subject to a withdrawal charge and unpaid premium tax charge. Partial withdrawals may reduce your Death Benefit. Earnings withdrawn will be subject to current taxation and may be subject to a 10% penalty tax.


LAPSE
Your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. We will give you written notice of the circumstance and 61 day grace period during which additional amounts may be paid to continue the Contract. See "Access to Your Money-Contract Loans," page 21 and "Lapse and Reinstatement," page 24.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited period of time in which you may return your Contract for cancellation after you purchase it. We call this period of time the "cancellation period." The cancellation period (which varies by state) is specified in your Contract. If you choose to exercise this right, we may require that you return your Contract to us within the cancellation period following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where we are required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account of the Variable Account.

In addition, once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make available such a contract that is offered by us or any Company affiliated with us, without evidence of insurability. See "Cancellation and Exchange Rights," page 24.


TAX CONSEQUENCES
Current federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of gain in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% federal tax penalty. See "Federal Tax Matters," page 25.


CERTAIN RISKS OF INVESTING IN THE CONTRACT
Purchasing the Contract entails certain risks. For example, the Account Value of your Contract will rise or fall depending on the investment performance of the Variable Sub-Accounts (and their corresponding Portfolios) that you have selected. If the investment performance of Variable Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Contract may lapse, that is, terminate without value. Even if it does not lapse, it may not accumulate sufficient Account Value to fund the purpose for which you purchased the Contract.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a withdrawal or Contract loan, the withdrawal (and the charges imposed thereon) or loan may cause a Contract to lapse. Withdrawals and Contract loans may have tax consequences. See "Contract Loans" and "Partial Withdrawals" under "Access to Your Money" on page 21.

Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a particular purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. The Contract is not suitable as a short-term savings vehicle. Using a Contract for a particular purpose may have tax consequences. (See "Federal Tax Matters," page 25.)

Please refer to the Fund prospectuses for a comprehensive discussion of the risks of each Portfolio.










                                 6  PROSPECTUS

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making a withdrawal, or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Account Value among the Variable Sub-Accounts.

                            Transaction Expenses
-------------------------------------------------------------------------------
        CHARGE             WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-------------------------------------------------------------------------------
Withdrawal Charge (% of    Upon each withdrawal or          Maximum 7.75%*
initial withdrawal)               surrender
-------------------------------------------------------------------------------
Due and Unpaid Premium
Tax Charge (% of           Upon each withdrawal or
initial premium                   surrender                Maximum 2.25%**
withdrawn)
-------------------------------------------------------------------------------
Transfer Charges              Upon each transfer              $10.00***
-------------------------------------------------------------------------------
Accelerated Death
Benefit Administrative     Upon payment of benefit      Maximum of $250.00****
Fee
-------------------------------------------------------------------------------


* Declines to 0.0% after 9 Contract Years. The applicable withdrawal charge depends on the Contract Year in which the withdrawal is made. See "Withdrawal Charge," for more details. Each Contract Year, you may withdraw up to 15% of the total amount of your premiums paid as of the date of withdrawal without incurring a Withdrawal Charge.

** Declines to 0.0% after 9 Contract Years. See "Due and Unpaid Premium Tax
   Charge" for more details. The applicable due and unpaid premium tax charge depends on the Contract Year in which the withdrawal is made. Each Contract Year, you may withdraw up to 15% of the total amount of your premiums paid as of the date of withdrawal without incurring a Due and Unpaid Premium Tax Charge.

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. Currently, we are waiving the transfer fee.

****Actual amount of benefit payment will be the amount you requested, reduced by the sum of (1) a 12-month interest discount to reflect the early payment;
   (2) the administrative fee; and (3) a pro-rata amount of any outstanding contract loan amount, and accrued loan interest.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Portfolio fees and expenses.


                    PERIODIC CHARGES, OTHER THAN PORTFOLIO ANNUAL EXPENSES
------------------------------------------------------------------------------------------------
        CHARGE              WHEN CHARGE IS          CURRENT AMOUNT              MAXIMUM AMOUNT DEDUCTED
                               DEDUCTED         DEDUCTED (ANNUAL RATE)
------------------------------------------------------------------------------------------------
Mortality and Expense                           0.90% of average daily
Risk Charge             Daily                   net assets                      Same as current.
------------------------------------------------------------------------------------------------
                                                0.25% of Account Value
Administrative Expense                          on the Monthly Activity
Charge                  Monthly                 Date                            Same as current.
------------------------------------------------------------------------------------------------
                                                0.40% of Account Value
                        Monthly (Contract       on the Monthly Activity
Tax Expense Charge      Years 1 -10 only)       Date                            Same as current.
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value
Cost of Insurance(1)                            on the Monthly Activity
                                                Date(3)
                                                                                Ranges from $0.11 to
Special* -  Single      Monthly                 0.90% of Account Value          $82.92  per $1,000
Life Contract(2)                                on the Monthly Activity         of net amount  at risk(4,5)
                                                Date(3)
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value on
                                                the Monthly Activity
Representative Owner                            Date(3)
Age 53
                        Monthly                 0.90% of Account Value          $1.52 per $1,000 of
Special* - Single Life                          on the Monthly Activity         net amount at risk(4)
Contract                                        Date(3)
------------------------------------------------------------------------------------------------
Contract Maintenance    Each Contract           $30(6)                          Same as current.
Fee                     Anniversary

------------------------------------------------------------------------------------------------
Policy Loan Interest    Annually                8.00%                           8.00%
------------------------------------------------------------------------------------------------





                                 7  PROSPECTUS

*   In some states, this underwriting classification is called "Rated."

(1)Cost of insurance charges vary based on the Insured's age, sex, underwriting class, Contract Year net amount at risk,and face amount. The maximum cost of insurance varies based on the Insured age, sex and underwriting class. Thecost of insurance charges shown in the table may not be typical of the charges you will pay. Your Contract data page will indicate the guaranteed cost of insurance charge applicable to your Contract, and more detailed informationconcerning your cost of insurance charges is available on request by calling us at 1-800-822-8773.

(2)The Cost of Insurance Charge on the table assumes a special rating class single-life Contract. Contracts with the standard rating class and/or joint-life Contracts would have lower expenses as follows:


        CHARGE              WHEN CHARGE IS          CURRENT AMOUNT          MAXIMUM AMOUNT      MAXIMUM AMOUNT DEDUCTED
                               DEDUCTED            DEDUCTED (ANNUAL     DEDUCTED ANNUALLY (PER        ANNUALLY FOR
                                                   RATE)(AS A % OF       $1,000 OF NET AMOUNT     REPRESENTATIVE OWNER
                                                 ACCOUNT VALUE ON THE       AT RISK)(2B)         (PER $1,000 OF NET
                                                   MONTHLY ACTIVITY                              AMOUNT AT RISK)(2B)
                                                     DATE(2A))
------------------------------------------------------------------------------------------------------------------------
Standard - Single Life                          Contract Years 1-10: 0.65%
 Contract                                       Contract Years  11+: 0.55%   Ranges from $0.06 to       $$0.76 for male, age 53
                                                                             $82.50 (2)c

------------------------                        ------------------------------------------------------------------------
Standard - Joint Life                           Contract Years 1-10: 0.30%
 Contract                      Monthly          Contract Years  11+: 0.20%   Ranges from $0.000145      $0.06 for attained joint
                                                                             to $79.17(2d)              equal age 53

------------------------                        ------------------------------------------------------------------------
Special* -  Joint Life                          Contract Years 1-10:  0.65%
 Contract                                       Contract Years  11+:  0.55%  Ranges from $0.00061       $0.11 for attained joint
                                                                             to$82.50(2e)               equal age 53
------------------------------------------------------------------------------------------------------------------------



   *   In some states, this underwriting classification is called "Rated."

   (2a)The current cost of insurance charge under the Contracts will never exceed the guaranteed maximum cost of insurance charge shown in your Contract.

   (2b)The net amount at risk is equal to the death benefit on the Monthly Activity Date minus the Account Value on that same date prior to assessing the Monthly Deduction Amount.

   (2c)Charge of $0.06 assumes a female insured age 10. Charge of $82.50 assumes a male insured age 99 or higher.

   (2d)Charge of $0.000145 assumes an attained joint equal age 18. Charge of $79.16 assumes an attained joint equal age 99 or higher.

   (2e)Charge of $0.00061 assumes an attained joint equal age 18. Charge of $79.58 assumes an attained joint equal attained age 99 or higher.

(3)The current cost of insurance charge under the Contracts will never exceed the guaranteed maximum cost of insurance charge shown in your Contract.

(4)The net amount at risk is equal to the death benefit on the Monthly Activity Date minus the Account Value on that same date prior to assessing the Monthly Deduction Amount.

(6)Charge of $0.11 assumes a female insured age 10. Charge of $82.92 assumes a male insured age 99 or higher.

(7)We will waive this charge if total premiums paid to date are $50,000 or more.

We assess a tax expense charge as described above. However, we do not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although we may do so in the future. See "Deductions and Charges - Other Deductions - Taxes Charged Against the Variable Account," page 18.

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

      ANNUAL PORTFOLIO EXPENSES

-------------------------------------------------------------------------------
                                            Minimum              Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses* (expenses that are deducted
from Portfolio assets, including
management fees, distribution and/or
service 12b-1 fees, and other                0.27%                5.07%
expenses)
-------------------------------------------------------------------------------




                                 8  PROSPECTUS

* Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


BUYING A CONTRACT
--------------------------------------------------------------------------------
APPLICATION
To purchase a Contract, you must submit an application to us. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium to the applicant. You must submit your application and obtain our approval before you pay your initial premium. The Insured will be covered under the Contract as of the Contract Date. The Contract Date also determines Monthly Activity Dates, Contract months, and Contract Years.

Once we have received the initial premium and approved underwriting, we will issue the Contact on the date we receive the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of our receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date we receive the initial premium, coverage under a Contract may begin before we issue it.

If the initial premium is over the limits we establish from time to time ($2,000,000 as of the date of this prospectus), we will not accept the initial payment with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during the underwriting period according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.


PREMIUMS
The Contract is designed to require a substantial initial premium payment and, subject to the conditions described below, additional premium payments.

The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under our current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and anticipated initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the Insured according to the following table:

                                  Maximum Initial
           Issue Age                  Premium
---------------------------------------------------
              0-34               Not available
---------------------------------------------------
             35-44               $ 15,000
---------------------------------------------------
             45-54               $ 30,000

---------------------------------------------------
             55-64               $ 50,000
---------------------------------------------------
             65-80               $100,000
---------------------------------------------------
          Over age 80            Not available
---------------------------------------------------


*These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. the attained age of the Insured must be less than 86 at the time that we receive any additional premium payments; and absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

We reserve the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject any additional premium payment for any reason.

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code.

Unless you request otherwise in writing, we will apply any additional premium payment received while a Contract loan is outstanding: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above. You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.


ALLOCATION OF PREMIUMS
Upon completion of underwriting, we will either issue a Contract, or deny coverage and return all premiums. If


                                 9  PROSPECTUS
we issue a Contract, we will allocate the initial premium payment on the date the Contract is issued according to the initial premium allocation instructions you specified in your application. Your premium payments are allocated to the Sub-Account(s) in the proportions that you have selected. We do not accept premium payments prior to the completion of underwriting. We reserve the right to allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period in those states where state law requires premiums to be returned upon exercise of the cancellation right.

We will allocate any subsequent premium that we receive in the same manner as the initial premium, unless we have received different allocation instructions from the Contract owner. You may change your premium allocation upon written request to us at the address on the first page of this prospectus.




                                 10  PROSPECTUS

INVESTMENT CHOICES
--------------------------------------------------------------------------------

You may allocate your premium payments to up to 20 of the 57 Variable Sub-Accounts offered under the Contract. Each Variable Sub-Account invests in the shares of a corresponding Portfolio, listed below. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including investment objectives, policies, expenses, charges, and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. You may obtain Fund prospectuses by calling us at 1-800-822-8773.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES*
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
 Growth Fund
-------------------------------------------------------
AIM V.I. Balanced Fund  Achieve as a high a total
                         return as possible,
                         consistent with preservation
                         of capital
-------------------------------------------------------
AIM V.I. Capital        Growth of capital                A I M ADVISORS, INC.
 Appreciation Fund                                      -----------------------
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund
-------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund
-------------------------------------------------------
AIM V.I. Diversified    A high level of current
 Income Fund             income
-------------------------------------------------------
AIM V.I. Global         High total return
 Utilities Fund
-------------------------------------------------------
AIM V.I. Government     A high level of current
 Securities Fund         income consistent with a
                         reasonable concern for
                         safety of principal
-------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------
AIM V.I. International  Long-term growth of capital
 Growth Fund
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital.
 Equity Fund             Income as a secondary
                         objective
-------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO (VP), INC.
-------------------------------------------------------------------------------
American Century VP     Long-term capital growth and       AMERICAN CENTURY
 Balanced Fund-Class I   current income                 INVESTMENT MANAGEMENT,
                                                                 INC.
                                                        -----------------------
-------------------------------------------------------
American Century VP     Long-term capital growth
 International
 Fund-Class I
-------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND, INC.; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF) (COLLECTIVELY THE
DREYFUS FUNDS)
-------------------------------------------------------------------------------
The Dreyfus Socially    Capital growth and,
 Responsible Growth      secondarily, current income
 Fund, Inc.: Initial
 Shares
-------------------------------------------------------
Dreyfus Stock Index     To match the total return of
 Fund, Inc.: Initial     the Standard & Poor's 500
 Shares                  Composite Stock Price Index
-------------------------------------------------------
Dreyfus VIF - Growth    Long-term capital growth,      THE DREYFUS CORPORATION
 and Income Portfolio:   current income and growth of  ------------------------
 Initial Shares          income, consistent with
                         reasonable investment risk
-------------------------------------------------------
Dreyfus VIF - Money     A high level of current
 Market Portfolio        income as is consistent with
                         the preservation of capital
                         and the maintenance of
                         liquidity
-------------------------------------------------------
Dreyfus VIF - Small     Capital appreciation
 Company Stock
 Portfolio: Initial
 Shares
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To maximize total return by
 Manager: Growth         allocating assets among
 Portfolio - Initial     stocks, bonds, short-term
 Class                   instruments and other
                         investments
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund/(R)          appreciation
 /Portfolio - Initial
 Class                                                  FIDELITY MANAGEMENT &
-------------------------------------------------------    RESEARCH COMPANY
Fidelity VIP            Reasonable income               -----------------------
 Equity-Income
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP High       High level of current income
 Income Portfolio -      while also considering
 Initial Class           growth of capital
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
Franklin Small Cap      Long-term capital growth       FRANKLIN ADVISERS, INC.
 Fund - Class 2
-------------------------------------------------------------------------------
Mutual Shares           Capital appreciation.              FRANKLIN MUTUAL
 Securities Fund -       Secondary goal is income.            ADVISERS,
 Class 2                                                     LLC
-------------------------------------------------------------------------------
Templeton Developing    Long-term capital                  TEMPLETON ASSET
 Markets Securities      appreciation                      MANAGEMENT LTD.
 Fund - Class 2
-------------------------------------------------------------------------------
Templeton Foreign       Long-term capital growth        TEMPLETON INVESTMENT
 Securities Fund -                                           COUNSEL, LLC
 Class 2
-------------------------------------------------------------------------------
Templeton Growth        Long-term capital growth           TEMPLETON GLOBAL
 Securities Fund -                                        ADVISORS  LIMITED
 Class 2
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
-------------------------------------------------------------------------------
Goldman Sachs VIT       Long-term growth of capital
 Capital Growth Fund
                                                         GOLDMAN SACHS ASSET
                                                              MANAGEMENT
                                                        -----------------------
-------------------------------------------------------
Goldman Sachs VIT       Long-term growth of capital
 CORE/SM/ Small Cap
 Equity Fund
-------------------------------------------------------
Goldman Sachs VIT       Long-term growth of capital
 CORE/SM/ U.S. Equity    and dividend income
 Fund
-------------------------------------------------------
Goldman Sachs VIT       Long-term capital              GOLDMAN SACHS ASSET
 International Equity    appreciation                  MANAGEMENT INTERNATIONAL
 Fund
-------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
LSA Diversified Mid     Long-term growth of capital
 Cap Fund                by investing in securities
                         of companies with medium
                         market capitalizations.
------------------------------------------------------- LSA ASSET MANAGEMENT,
LSA Equity Growth Fund   Long-term capital                       LLC
                         appreciation by investing      -----------------------
                         primarily in growth oriented
                         equity securitis of large
                         capitalization companies.
-------------------------------------------------------
LSA Capital Growth      Long-term growth of capital
 Fund                    by investing in a
                         diversified portfolio of
                         equity securities.
-------------------------------------------------------
MFS/(R)/ VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series- Initial Class
                                                            MFS INVESTORS
-------------------------------------------------------     MANAGEMENT(R)
MFS Investment Trust    Long-term growth of capital     ------------------------
 Series- Initial Class    with a secondary objective
                         to seek reasonable current
                         income
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series- Initial Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
MFS Utilities Series-   Capital growth and current
 Initial Class           income
-------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
 Growth Fund/VA

-------------------------------------------------------OPPENHEIMER FUNDS, INC.
Oppenheimer Capital     Capital appreciation by        -----------------------
 Appreciation Fund/VA    investing in securities of
                         well-known, established
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation
--------------------------------------------------------
Oppenheimer Main        High total return, which
 Street Fund/VA          includes growth in the
                          value of its shares as well
                         as current income,  from
                         equity and debt securities
-------------------------------------------------------
Oppenheimer Strategic   High level of current income
 Bond Fund/VA
-------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
-------------------------------------------------------------------------------
Putnam VT Growth and    Capital growth and current
 Income Fund - Class     income. The fund seeks its
 IB                      goal by investing mainly in
                         common stocks of U.S.
                         companies with a focus on
                         value stocks that offer the
                         potential for capital
                         growth, current income or
                         both
-------------------------------------------------------
Putnam VT Growth        Capital appreciation. The
 Opportunities Fund -    fund seeks its goal by
 Class IB                investing in common stock of
                         U.S. companies with a focus
                         on growth stocks
-------------------------------------------------------
Putnam VT Health         Capital appreciation. The
 Sciences Fund - Class   fund seeks its goal by
 IB                      investing at least 80% of
                         its net assets in common
                         stocks of U.S. companies in
                         the health sciences
                         industries with a focus on
                         growth stocks                    PUTNAM INVESTMENT
-------------------------------------------------------    MANAGEMENT, INC.
Putnam VT               Capital appreciation. The       -----------------------
 International Fund -    fund seeks its goal by
 Class IB                investing mainly in common
                         stocks of companies outside
                         the United States
-------------------------------------------------------
Putnam VT New Value     Long-term capital
Fund - Class IB          appreciation. The fund seeks
                         its goal by investing mainly
                         in common stocks of U.S.
                         companies with a focus on
                         value stocks
-------------------------------------------------------
Putnam VT Research      Capital appreciation. The
Fund- Class IB           fund seeks its goal by
                         investing mainly in common
                         stocks of U.S. companies
                         that we think have the
                         greatest potential for
                         capital appreciation, with
                         stock prices that reflect a
                         value lower than that which
                         we place on the company, or
                         whose earnings we believe
                         are likely to grow over time
-------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Core     Above-average total return
 Plus Fixed Income       over a market cycle of three
 Portfolio, Class I      to five years
                                                             VAN KAMPEN**
------------------------------------------------------- -----------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation
 Class I
-------------------------------------------------------
Van Kampen UIF Global   Long-term capital
 Value Equity            appreciation
 Portfolio, Class I
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Core            over a market cycle of three
 Portfolio, Class I      to five years
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average current income
 Real Estate             and long-term capital
 Portfolio, Class I        appreciation
-------------------------------------------------------
Van Kampen UIF Value    Above-average total return
 Portfolio, Class I      over a market cycle of three
                         to five years
-------------------------------------------------------




                                 11  PROSPECTUS

                                 12  PROSPECTUS

* A Portfolio's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

** Morgan Stanley Investment Management Inc., the investment adviser to the Van
   Kampen UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS


                                 13  PROSPECTUS

INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.



Certain of the Portfolios may sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in additional shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. The Company will purchase shares in the Portfolios in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Portfolio to meet Contract obligations or make adjustments in reserves, if any.

We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Portfolio shares underlying the Variable Sub-Accounts. If shares of a Portfolio should no longer be available for investment, or if, in the judgment of the Company's management,
  further   investment in shares of a Portfolio should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners. We will also obtain prior approval of the Securities and Exchange Commission to the extent required by the 1940 Act. We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund or Portfolio. Subject to Contract Owner approval, we also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

The Portfolios may be subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the prospectuses for the Funds for further information.


TRANSFER OF ACCOUNT VALUE
While the Contract remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum dollar amount that you may transfer is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account, whichever is less.

We currently limit the number of Variable Sub-Accounts you can invest in at any one time to twenty (20).

On days when the New York Stock Exchange ("NYSE") is open for trading, we will accept transfer requests if we receive them at (800) 822-8773 before the close of regular trading (currently 4:00 p.m., Eastern Time). We effect such telephone transfer requests at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions


                                 14  PROSPECTUS
communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded. Otherwise, you must submit transfer requests in writing, on a form we provide.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made. The reduction is equal to the amount transferred divided by the Accumulation Unit Value of that Variable Sub-Account on the Valuation Date we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made. The increase is equal to the amount transferred divided by the Accumulation Unit Value of that Sub-Account on the Valuation Day we receive the transfer request.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by us) from any one Variable Sub-Account to any other Variable Sub-Accounts. The minimum amount that can be transferred is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account whichever is less. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. We do not count transfers under Dollar Cost Averaging toward the 12 free transfers per Contract Year currently permitted.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Account Value in each Variable Sub-Account and return it to the desired percentage allocations. We will rebalance your account each quarter (or other intervals we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing. The new allocation will be effective with the first rebalancing that occurs after we receive your written request. We are not responsible for rebalancing that occurs prior to receipt of your request.

  Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is


                                 15  PROSPECTUS
accomplished by reducing your Contract Value allocated to the better performing segments.


VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Portfolios at regular and special meetings of its shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Portfolio held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which we have not received instructions and shares that are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated to hereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

We determine the voting interests of the Contract Owner (or the assignee) in the Portfolios as follows: Contract Owners are entitled to give voting instructions to us with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for the Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page 21) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the current prospectuses for the Portfolios to determine matters on which Portfolio shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract for a Portfolio.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of a Portfolio if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons therefor in the next periodic report to Contract Owners.


ACCOUNT VALUE
--------------------------------------------------------------------------------

We will compute the Account Value of a Contract on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Portfolio, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value, which means you could lose some or all of your investment.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which you have allocated premiums on the Contract. We calculate the Account Value on any Valuation Date by (1) multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account, and then (2) adding the results for all the Sub-Accounts credited to the Contract to the value of the Loan Account. See "Account Value - Accumulation Unit Values," page 16.


ACCUMULATION UNITS
Amounts that you allocate to a Variable Sub-Account are used to purchase Accumulation Units. Each Variable Sub-Account has a separate value for its Accumulation Units that we call the "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund. To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the premium payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your premium payment or transfer. For example, if we receive a $10,000 premium payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Portfolio. We determine the Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the particular Variable Sub-Account on the preceding Valuation Date by a "Net Investment Factor". We determine the Net Investment Factor for each Variable Sub-Account during a Valuation Period by first dividing (A) the net asset value per share of the corresponding


                                 16  PROSPECTUS

Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of that Portfolio at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Funds for a description of how the shares of the Portfolios are valued.

All valuations in connection with a Contract, (e.g., with respect to determining Account Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to the initial premium and additional premiums requiring underwriting, will be made on the date we receive, at 300 N. Milwaukee Ave. Vernon Hills, IL 60061, the corresponding request or payment in good order. However, if such date is not a Valuation Day, we will make such determination on the next succeeding Valuation Day.

We will suspend all procedures requiring valuation of the Variable Account, such as transfers, surrenders, payments, withdrawals and loans, on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


ACCOUNT STATEMENTS
At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of his or her Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premiums paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


MONTHLY DEDUCTIONS
On each Monthly Activity Date including the Contract Date, we will deduct from your Account Value attributable to the Variable Account a Monthly Deduction Amount to cover charges and expenses incurred in connection with your Contract. We deduct this amount from each Variable Sub-Account in proportion to your Account Value attributable to each Variable Sub-Account. We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Terms--Lapse and Reinstatement," page 24. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount.

COST OF INSURANCE CHARGE. The cost of insurance charge primarily covers Allstate's anticipated mortality costs for standard and special risks. The current cost of insurance charge is deducted from your Account Value on each Monthly Activity Date. The monthly charge is equal to an annual percentage of your Account Value on the Monthly Activity Date, divided by 12. The current cost of insurance charge annual percentage depends on your rating class, type of Contract, and the Contract Year as follows:

      CURRENT COST OF INSURANCE CHARGE (ANNUAL RATE)
-------------------------------------------------------------
Standard-Single Life Contract  Contract Years 1 -10: 0.65%
                               Contract Years   11+: 0.55%
-------------------------------------------------------------
Standard-Joint Life Contract   Contract Years 1 -10: 0.30%
                               Contract Years   11+: 0.20%
-------------------------------------------------------------
Special-Single Life Contract   Contract Years 1 -10: 1.00%
                               Contract Years   11+: 0.90%
-------------------------------------------------------------
Special-Joint Life Contract    Contract Years 1 -10: 0.65%
                               Contract Years   11+: 0.55%
-------------------------------------------------------------


However, the current cost of insurance charge will not exceed the guaranteed cost of insurance charge.The monthly guaranteed charge is equal to the maximum annual cost of insurance per $1,000 as indicated in the Contract (1) multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); (2) divided by $1,000; and (3) divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract.

However, we reserves the right to use rates less than those shown in the table. Special risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple


                                 17  PROSPECTUS
will be based on the Insured's special rating class. In some states this underwriting classification is called "Rated." The guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, or (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, together with Examples, see "Death Benefits" on page 20.)

Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. Account Value may vary based upon the investment performance of the Sub-Accounts selected, additions of interest credited, deduction of charges or any other Contract transactions. However, once we have assigned a risk rating class to an Insured when the Contract is issued, we will not change that rating class if additional premium payments or partial withdrawals increase or decrease the Specified Amount. The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a Specified Amount of $39,998. If a female age 65 paid a $10,000 premium, the Specified Amount would be equal to $22,749.

TAX EXPENSE CHARGE. We will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% of the Account Value on the Monthly Activity Date for the first ten Contract Years. This charge compensates Us primarily for premium taxes and similar assessments imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes and similar assessments (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax charge regardless of a Contract owner's place of residence. Therefore, we take this charge whether or not any premium tax or similar assessment applies to your Contract. The charge may be higher or lower than any premium tax or assessment imposed. The 0.15% federal tax charge helps reimburse us for approximate expenses we incur for federal taxes under
Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25% of the Account Value on the Monthly Activity Date. This charge primarily compensates us for administrative expenses we incur in administering the Variable Account and the Contracts.


OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We deduct from the assets of the Variable Account a daily charge equivalent to an annual rate of 0.90% (of average daily net assets) primarily to compensate us for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because we made that computation on the Monthly Activity Date preceding the death of the Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set by the Contract.

ANNUAL MAINTENANCE FEE. On each Contract Anniversary we will deduct a $35 annual maintenance fee from your Account Value. The fee will be deducted proportionately from each Variable Sub-Account in which you are invested. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee is primarily to help reimburse us for administrative and maintenance costs of the Contracts. Currently, we waive this charge for Contracts that have an aggregate premium which equals or exceeds the dollar amount indicated on your Contract data page (currently $50,000).

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently, we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflect Portfolio investment management fees and other operating expenses already deducted from the assets of the Portfolios. The Portfolio investment management fees and other operating expenses are a percentage of the average daily value of the net assets of the Portfolios. These fees and expenses are described in the accompanying propsectuses for the Funds. For a summary of the Minimum and Maximum Portfolio annual expenses see Fee Table page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the adminsitrative or other services we provide to the Portfolios.


                                 18  PROSPECTUS

WITHDRAWAL CHARGE. We may assess a withdrawal charge amount upon (1) surrender of the Contract, and (2) partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                                                   PERCENTAGE OF INITIAL
                 Contract Year                       PREMIUM WITHDRAWN
-------------------------------------------------------------------------
                           1 - 3                           7.75%
-------------------------------------------------------------------------
                               4                           7.25%
-------------------------------------------------------------------------
                               5                           6.25%
-------------------------------------------------------------------------
                               6                           5.25%
-------------------------------------------------------------------------
                               7                           4.25%
-------------------------------------------------------------------------
                               8                           3.25%
-------------------------------------------------------------------------
                               9                           2.25%
-------------------------------------------------------------------------
                              10                           0.00%
-------------------------------------------------------------------------


We deduct any withdrawal charge from the amount withdrawn. We will not impose a withdrawal charge after the ninth Contract Year. In addition, we will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. We may waive the withdrawal charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Confinement Waiver Benefit," below.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting and the costs associated with establishing policies.

CONFINEMENT WAIVER BENEFIT. Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days. The period of confinement must begin 30 days or more after the issue date. The request must be made either during such confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the endorsement for further information. We reserve the right to discontinue the offering of the confinement waiver benefit endorsement upon the purchase of a new contract.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract Years, we impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the initial premium withdrawn:

         CONTRACT YEAR            PERCENTAGE OF INITIAL
                                    PREMIUM WITHDRAWN
---------------------------------------------------------
                      1                   2.25%
---------------------------------------------------------
                      2                   2.00%
---------------------------------------------------------
                      3                   1.75%
---------------------------------------------------------
                      4                   1.50%
---------------------------------------------------------
                      5                   1.25%
---------------------------------------------------------
                      6                   1.00%
---------------------------------------------------------
                      7                   0.75%
---------------------------------------------------------
                      8                   0.50%
---------------------------------------------------------
                      9                   0.25%
---------------------------------------------------------
                     10                   0.00%
---------------------------------------------------------


After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase. We deduct any due and unpaid premium tax charge from the amount withdrawn. For purposes of assessing the due and unpaid premium tax charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal.


                                 19  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. We must receive written due proof of death of the Insured at 300 N. Milwaukee Ave. Vernon Hills, IL 60061, before paying a Death Benefit. The proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a grace period (if applicable). The Death Benefit determined on the date of the Insured's death equals the greater of (1) the Specified Amount or (2) the Account Value multiplied by the Death Benefit ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

                                                                                  A          B
---------------------------------------------------------------------------------------------------
Specified Amount                                                               $100,000   $100,000
---------------------------------------------------------------------------------------------------
Insureds Age                                                                         45         45
---------------------------------------------------------------------------------------------------
Account Value on Date of Death                                                 $ 48,000   $ 34,000
---------------------------------------------------------------------------------------------------
Death Benefit Ratio                                                                2.15       2.15
---------------------------------------------------------------------------------------------------


In Example A, the Death Benefit equals $103,200, i.e., the greater of (1) $100,000 (the Specified Amount); and (2) $103,200 (the Account Value at the Date of Death of $48,000 multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

All or part of the proceeds may be paid in cash or applied under an income plan. See "Payment Options," page 22.


ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, results in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of death benefit we will accelerate is $10,000.

We will pay benefits due under the Accelerated Death Benefit provision upon our receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan on a pro rata basis.

We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may not be available in all states. Its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.


CHANGES TO SPECIFIED AMOUNT
The Specified Amount equals the initial Death Benefit on the Contract Date. This Contract does not permit the Owner to change the Specified Amount at the Owner's discretion. However, certain actions taken by the Owner may cause the Specified Amount to increase or decrease. Partial withdrawals will reduce the Specified Amount in proportion to the reduction in Account Value. Additional purchase payments may increase the Specified Amount, but only to the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Internal Revenue Code.

You should be aware that an increase in the Specified Amount may affect the cost of insurance charges. As explained above, we may deduct a larger amount of cost of insurance charges, because an increase in the Specified Amount also increases the net amount of risk under your Contract. An increase in the net amount of risk increases the maximum cost of insurance.


BENEFICIARY
When we receive due proof of the Insured's death, we will pay the Death Benefit proceeds to the beneficiary or beneficiaries who are named in the application for the Contract, unless you subsequently change the beneficiary. See "Change of Owner or Beneficiary," page 23. In that event, we will pay the Death Benefit proceeds to the beneficiary named in your last change of beneficiary request as provided for in the Contract. If a primary or contingent beneficiary dies before the Insured, that beneficiary's interest in the Contract ends with that


                                 20  PROSPECTUS
beneficiary's death. Only those beneficiaries who survive the Insured will be eligible to share in the Death Benefit proceeds. If no beneficiary survives the Insured, we will pay the Death Benefit proceeds of the Contract to you, if living, otherwise to your estate.


ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------
CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types include preferred loans and non-preferred loans (both described below). Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount pro rata from each Variable Sub-Account attributable to your Contract (unless you specify otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the "loan credited rate" set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract (currently 8% per year).

The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract net of (1) any premiums returned due to partial withdrawals, and (2) any prior loan balance, as determined on each Contract Anniversary, is considered a "preferred loan."

Preferred loans bear interest at a rate not to exceed the preferred loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary.

If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse. You may repay all or any part of any loan secured by a Contract while the Contract is still in effect. When you make loan repayments or interest payments, we will allocate the payment among the Variable Sub-Accounts in the same percentages as for subsequent premium payments (unless you request a different allocation), and we will deduct an amount equal to the payment from the Loan Account. Loan repayments and interest are credited on the Valuation Date that we receive them, or the next Valuation Date if we receive them after the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. You must repay any outstanding loan at the end of a grace period before we will reinstate the Contract. See "Lapse and Reinstatement," page 24.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) plus unpaid accrued interest, will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable. For a discussion of the tax consequences of loans, see "Federal Tax Matters", on page 25.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, we will pay you or another person designated by you the Cash Surrender Value determined as of the day we receive your written request or the date you request, whichever is later. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within 7 days of our receipt of the written request or on the effective surrender date you request, whichever is later, subject to postponement in certain circumstances.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 25. You may elect to apply the surrender proceeds to an Income Plan (see "Access to Your Money-Payment Options," page 22).


                                 21  PROSPECTUS

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect by written request to make partial withdrawals from the Cash Surrender Value of at least $100, or the total amount in the Variable Sub-Account, whichever is less. We will pay the partial withdrawal within 7 days of our receipt of receiving the written request, subject to postponement in certain circumstances. The amount we pay upon a partial withdrawal will be reduced by any applicable withdrawal charge, due and unpaid premium tax charge, and taxes. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we may treat your request as a request for full surrender. Your Contract will terminate if you withdraw all of your Cash Surrender Value. We will however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contact and give you at least 30 days in which to make an additional premium payment to restore your Cash Surrender Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value, less applicable taxes.

Partial withdrawals will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges-Other Deductions-Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page 19. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 25.


PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts will be paid in a lump sum unless instructed otherwise by you or your beneficiary. You may also apply the proceeds to one of our Income Plans.

Before the proceeds are paid, you may choose or change an Income Plan selection by writing to us. Once we accept the selection, it takes effect as of the date you signed the request. This change is subject to any action we take before we accept it. After the proceeds are due, the payee may choose an Income Plan if:

.. you have not made a prior choice which is still in effect; and

.. the proceeds are due in a single sum and have not been paid.

No surrender or partial withdrawals are permitted after payments under an Income Plan have started.

If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

If the proceeds under the Contract are not paid within 30 days after we receive due proof of death of the Insured, we will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account.

Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by us which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (We may offer other payment options):

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the payee or joint payee, named at the time of Income Plan selection, is living. If both the payee and the joint payee die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We will make any other arrangements for income payments as may be agreed on.


                                 22  PROSPECTUS

SUSPENSION OF PAYMENTS
We will suspend all procedures requiring valuation of the Variable Account, such as surrender payments, withdrawals, and loans, on any day the New

York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


CONTRACT TERMS
--------------------------------------------------------------------------------

The terms of the Contract govern the rights and benefits available to you under the Contract. Set out below is a summary of certain Contract terms. Please refer to the Contract for more details.


CHANGES TO CONTRACT TERMS
We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax law or to maintain the status of the Contract under the applicable law.


STATE EXCEPTIONS
Where required by state law, certain features of your Contract may differ in certain respects from those described above. Please refer to your Contract for specific information regarding the benefits available to you.


CHANGE OF OWNER OR BENEFICIARY
If you have reserved the right to change the Contract owner or Beneficiary, you can file a written request with us to make such a change. If you have not reserved the right to change the Beneficiary, the written consent of the irrevocable Beneficiary(s) will be required. Your written request will not be effective until it is recorded in our Home Office records. After it has been recorded, it will take effect as of the date you signed the request. However, if the Insured dies before the request has been recorded, the request will not effect those Proceeds we may have paid before your request was recorded in our Home Office records.


ASSIGNMENT
Unless required by state law, no owner has a right to assign any interest in a Contract as collateral for security for a loan or other obligation.


LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

.. Last survivor Contracts are offered for prospective Insureds age 18-85.

.. The cost of insurance charges under the last survivor Contracts reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

.. To qualify for simplified underwriting under a last survivor Contract, both
  Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

.. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page 25.

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either
  Insured.


LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from its effective date.

In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.


MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


DIVIDENDS
No dividends will be paid under the Contracts.


                                 23  PROSPECTUS

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will notify you in writing that if the amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.

The Contract will continue through the Grace Period. However, if sufficient payment is not forthcoming, the Contract will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Death Benefits," page 20.

If the Contract lapses, you may apply for its reinstatement by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within 5 years of the date the Contract entered a Grace Period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

1. pay all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the Grace Period, and

2. to keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days which varies by state as specified in your Contract. If you choose to exercise this right, we may require that you return the Contract for cancellation by mail or personal delivery to us within the cancellation period following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where we are required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by us on the life of the Insured. The amount at risk to us (i.e., the difference between the Specified Amount and the Account Value) under the new contract will be equal to or less than the amount at risk to us under the exchanged Contract on the date of exchange. Premiums and charges under the new Contract will be based on the same risk classification as the exchanged Contract. We will not require evidence of insurability. We will not charge you to perform this exchange. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. We reserve the right to make such a contract available that is offered by any of our affiliates.


                                 24  PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Policy or Transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF GLENBROOK LIFE AND THE SEPARATE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (THE "CODE"). The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Policies. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account.

Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Policy must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on any increases in the Policy value until a distribution occurs.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the Policy is the gross premium paid for the Policy minus any amounts (including Policy loans) previously received from the Policy if such amounts were properly excluded from your gross income.

We expect that most Policies will be "modified endowment contracts," as discussed below under "Modified Endowment Contracts." If the Policy is not treated as a modified endowment contract, then Policy loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the policy is recovered. Interest paid on a Policy loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See "Modified Endowment Contracts," below.)

If you are the Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are the Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a


                                 25  PROSPECTUS
qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Policy (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Policy will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a policy is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and any increases in the policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract made before the Insured's death, are treated as taxable income first, then as recovery of investment in the policy. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age
  59 1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.


INCOME TAX WITHHOLDING
Generally, the Company is required to withhold federal income tax at a rate of 10% from distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS
For a Policy to be treated as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the policy value over the investment in the Policy. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that policy owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and policy values among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being


                                 26  PROSPECTUS
considered the federal tax owner of the assets of the Separate Account. However,

we make no guarantee that such modification to the Policy will be successful.


OTHER INFORMATION
------------------------------------------------------------------------------
THE COMPANY
The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965.

The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of the Company's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to the Company; the Company remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
We established the Variable Account as a separate investment account on January 15, 1996, pursuant to the insurance laws of Arizona. We hold the assets of the Variable Account and keep those assets physically segregated and held separate and apart from the general account of the Company. We maintain records of all purchases and redemptions of shares of the Portfolio.

The Variable Account is organized as a unit investment trust and is registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, we hold the assets of the Variable Account that are attributable to Contracts exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, losses or any investment experience of the Company's other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets may not be used to pay any liabilities of the Company other than those arising from the Contracts. The Company is obligated to pay all amounts promised to Contract owners under the Contracts.


PERFORMANCE INFORMATION
From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical investor's cash value or death benefit. We also may present the yield or total return of the Variable Account based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Account, or the Portfolio in which it invests.

The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare the Variable Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial


                                 27  PROSPECTUS
publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for the Variable Account reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


LEGAL PROCEEDINGS
There are no pending material legal proceedings to which the Variable Account is a party. Glenbrook Life, its affiliates and subsidiaries are engaged in routine lawsuits, which in our managements judgment are not of material importance to their respective total assets or material with respect to the Variable Account.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Allstate.


FINANCIAL STATEMENTS
The financial statements of the Variable Account and of the Company appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, please call us at 1-800-822-8773 or write to us at the address given on the first page of this prospectus.


                                 28  PROSPECTUS

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

To ask us questions, or to request a personalized illustration of Death Benefits, Account Values, Surrender Values, or additional information about the Contracts, you can call us at 1-800-822-8773 or write to us at the address on the first page of this prospectus.

We have filed a Statement of Additional Information with the SEC. The current Statement of Additional Information is dated May 1, 2003. The Statement of Additional Information contains additional information about the Contracts and is incorporated by reference in this prospectus, which means it is legally part of this prospectus. You can obtain a free copy of the SAI or a personalized illustration upon request, by calling at the number given above or by writing to us at the address on the first page of this prospectus. You should read the Statement of Additional Information because you are bound by the terms contained in it.

The Contracts are the subject of a registration statement on file with the SEC. The registration statement contains additional information, including exhibits, relating to the Variable Account, the Portfolios, the Company, and the Contracts. In addition, we file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the Statement of Information, at the SEC's public reference room in Washington, DC 20549-0102. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A, SEC 1940 ACT FILE NUMBER:
811-07825.


                                 29  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION

                         ALLSTATE PROVIDER VARIABLE LIFE

        MODIFIED VARIABLE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                 GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

                  DEPOSITOR: GLENBROOK LIFE AND ANNUITY COMPANY


This Statement of Additional Information is not a prospectus. Please review the prospectus, which contains information concerning the above referenced contract. You may obtain a copy of the prospectus without charge by calling us at or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the prospectus.


                       Glenbrook Life and Annuity Company
                             300 N. Milwaukee Avenue
                             Vernon Hills, IL 60061

              The Date of this Statement of Additional Information
                  and of the related prospectus is May 1, 2003

TABLE OF CONTENTS

DISTRIBUTION OF THE CONTRACTS
EXPERTS
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR CONTRACT
      Replacement of Modified Endowment Contracts
FINANCIAL STATEMENTS
ILLUSTRATIONS

DISTRIBUTION OF THE CONTRACTS

ALFS, Inc., ("ALFS") 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of unaffiliated broker-dealers who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as brokers-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 8.50% of initial and subsequent premiums. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. In addition, under certain circumstances, certain sellers of Contracts may be paid persistency bonuses which will take into account, among other things, the length of time premium payments have been held under a Contract, and contract values. A persistency bonus is not expected to exceed 0.50% on an annual basis, of the contract value considered in connection with the bonus.

Our underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but reserve the right to do so at any time. Glenbrook Life does not currently pay ALFS a commission for distribution of the Contracts.


EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life Variable Life Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002, and for the periods in the two year period then ended, the financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule of the Company and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          HYPOTHETICAL IILLUSTRATIONS

             ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES,
                    DEATH BENEFITS, AND ACCUMULATED PREMIUMS


The tables below illustrate the way the Contracts operate. They show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $10,000 and also show the initial Death Benefit based on that premium. The insureds are assumed to be in the standard underwriting class. Values are first given based on current Contract charges and then based on guaranteed Contract charges (See Prospectus heading "Deductions and Charges"). These tables may assist in the comparison of Death Benefits, Account Values and Cash Surrender Values for the Contracts with those under other variable life insurance contracts that may be issued by other companies.

Death Benefits, Account Values and Cash Surrender Values for a Contract would be different from the amounts shown if the actual investment return averaged 0%, 6%, and 12%, but varied above and below that average for individual Contract Years. They would also be different, depending on the allocation of Account Value among the Variable Account's Variable Sub-Accounts, if the actual investment return for all Variable Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Variable Sub-Accounts. They would also differ if the initial premium paid were different, if additional premiums were paid, if any Contract loan or partial withdrawal were made during the period of time illustrated, or if the insured were in another risk class.

The Death Benefits, Account Values and Cash Surrender Values shown in the tables reflect the fact that: a Monthly Deduction Amount (consisting of a cost of insurance charge, tax expense charge, and an administrative expense charge) is deducted from Account Value each Monthly Activity Date and that an Annual Maintenance Fee of $35 is deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated. The values in the tables also reflect a deduction from the Variable Account of a daily charge equal to an annual rate of 0.90% for the mortality and expense risk charge. The Cash Surrender Value shown in the tables reflect the fact that a Withdrawal Charge is imposed on withdrawals in excess of the Free Withdrawal Amount (See Prospectus heading "Deductions and Charges"). The amount shown in the table are based on an average of the investment advisory fees and operating expenses incurred by the Portfolios, at an annual rate of 1.15% of the average daily net assets of the Portfolios (See Prospectus heading "Charges Against the Fund").

Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of: (-1.15%, 4.85%, and 10.85%) respectively.


The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Account Values, Cash Surrender Values, and Death Benefits illustrated.

The second column of each table shows the amount that would accumulate if the initial premium of $10,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

Glenbrook Life will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, Glenbrook Life will also furnish upon request an illustration for a Contract that is not affected by the sex of the insured.

HYPOTHETICAL ILLUSTRATIONS

                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 55 MALE / 55 FEMALE - STANDARD CLASS
                                                 $43,779 INITIAL DEATH BENEFIT

                            ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.85% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                10,877           10,027           43,779                     10,877           10,027           43,779
     2                11,827           10,999           43,779                     11,827           10,999           43,779
     3                12,858           12,051           43,779                     12,858           12,051           43,779
     4                13,975           13,232           43,779                     13,975           13,232           43,779
     5                15,187           14,549           43,779                     15,187           14,549           43,779

     6                16,500           15,968           43,779                     16,500           15,968           43,779
     7                17,923           17,498           43,779                     17,923           17,498           43,779
     8                19,468           19,149           43,779                     19,465           19,146           43,779
     9                21,150           20,937           43,779                     21,136           20,924           43,779
     10               22,980           22,980           43,779                     22,948           22,948           43,779

     15               35,740           35,740           43,779                     35,408           35,408           43,779

     20               55,756           55,756           59,659                     55,220           55,220           59,085

     25               87,101           87,101           91,456                     86,187           86,187           90,497

     30              136,054          136,054          142,857                    133,266          133,266          139,929

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.


                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 55 MALE / 55 FEMALE - STANDARD CLASS
                                                 $43,779 INITIAL DEATH BENEFIT

                             ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.85% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                10,286           9,436            43,779                     10,286           9,436            43,779
     2                10,575           9,746            43,779                     10,575           9,746            43,779
     3                10,866           10,059           43,779                     10,866           10,059           43,779
     4                11,158           10,415           43,779                     11,158           10,415           43,779
     5                11,450           10,813           43,779                     11,450           10,813           43,779

     6                11,751           11,219           43,779                     11,740           11,209           43,779
     7                12,060           11,635           43,779                     12,026           11,601           43,779
     8                12,378           12,059           43,779                     12,305           11,987           43,779
     9                12,705           12,493           43,779                     12,574           12,361           43,779
     10               13,042           13,042           43,779                     12,827           12,827           43,779

     15               15,261           15,261           43,779                     13,996           13,996           43,779

     20               17,888           17,888           43,779                     13,783           13,783           43,779

     25               21,001           21,001           43,779                      9,481            9,481           43,779

     30               24,687           24,687           43,779                          0                0                0

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.



                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 55 MALE / 55 FEMALE - STANDARD CLASS
                                                 $43,779 INITIAL DEATH BENEFIT

                            ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.15% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                9,695            8,845            43,779                     9,695            8,845            43,779
     2                9,392            8,564            43,779                     9,392            8,564            43,779
     3                9,090            8,283            43,779                     9,090            8,283            43,779
     4                8,787            8,043            43,779                     8,787            8,043            43,779
     5                8,492            7,854            43,779                     8,482            7,844            43,779

     6                8,205            7,674            43,779                     8,172            7,640            43,779
     7                7,927            7,502            43,779                     7,854            7,429            43,779
     8                7,657            7,339            43,779                     7,526            7,207            43,779
     9                7,396            7,183            43,779                     7,183            6,971            43,779
     10               7,142            7,142            43,779                     6,820            6,820            43,779

     15               6,134            6,134            43,779                     4,623            4,623            43,779

     20               5,245            5,245            43,779                       571              571            43,779

     25               4,460            4,460            43,779                         0                0                0

     30               3,768            3,768            43,779                         0                0                0

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.






                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 65 MALE / 65 FEMALE - STANDARD CLASS
                                                 $27,688 INITIAL DEATH BENEFIT

                            ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.85% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                10,872           10,022           27,688                     10,872           10,022           27,688
     2                11,808           10,980           27,688                     11,808           10,980           27,688
     3                12,815           12,007           27,688                     12,814           12,006           27,688
     4                13,910           13,166           27,688                     13,894           13,150           27,688
     5                15,101           14,464           27,688                     15,056           14,418           27,688

     6                16,398           15,867           27,688                     16,308           15,777           27,688
     7                17,809           17,384           27,688                     17,660           17,235           27,688
     8                19,344           19,026           27,688                     19,122           18,804           27,688
     9                21,015           20,802           27,688                     20,711           20,499           27,688
     10               22,833           22,833           27,688                     22,447           22,447           27,688

     15               35,529           35,529           37,306                     34,800           34,800           36,540

     20               55,372           55,372           58,141                     53,729           53,729           56,415

     25               86,416           86,416           90,737                     81,627           81,627           85,709

     30              134,983          134,983          136,333                    124,454          124,454          125,699

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.



                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 65 MALE / 65 FEMALE - STANDARD CLASS
                                                 $27,688 INITIAL DEATH BENEFIT

                             ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.85% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                10,281           9,431            27,688                     10,281           9,431            27,688
     2                10,556           9,727            27,688                     10,556           9,727            27,688
     3                10,830           10,022           27,688                     10,820           10,013           27,688
     4                11,112           10,368           27,688                     11,071           10,328           27,688
     5                11,402           10,765           27,688                     11,306           10,669           27,688

     6                11,701           11,170           27,688                     11,520           10,988           27,688
     7                12,009           11,584           27,688                     11,706           11,281           27,688
     8                12,325           12,006           27,688                     11,857           11,538           27,688
     9                12,651           12,438           27,688                     11,962           11,750           27,688
     10               12,986           12,986           27,688                     12,011           12,011           27,688

     15               15,195           15,195           27,688                     11,164           11,164           27,688

     20               17,810           17,810           27,688                      5,222            5,222           27,688

     25               20,908           20,908           27,688                         0                0                0

     30               24,578           24,578           27,688                         0                0                0

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.




                                                ALLSTATE PROVIDER VARIABLE LIFE
                                 A Modified Single Premium Variable Life Insurance Illustration

                                                       JOINT LIFE OPTION
                                                   $10,000.00 INITIAL PREMIUM
                                         ISSUE AGE 65 MALE / 65 FEMALE - STANDARD CLASS
                                                 $27,688 INITIAL DEATH BENEFIT

                            ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.15% NET)

                         Non-guaranteed illustrated values                            Non-guaranteed illustrated values
                               using Current Charges                                       using Guaranteed Charges
                 ---------------------------------------------------          ---------------------------------------------------
   End of                               Cash             Net                                         Cash             Net
  Contract           Account         Surrender          Death                     Account         Surrender          Death
    Year              Value            Value           Benefit                      Value            Value          Benefit
-------------    ---------------------------------------------------          ---------------------------------------------------

     1                9,691            8,841            27,688                     9,691            8,841            27,688
     2                9,373            8,544            27,688                     9,373            8,544            27,688
     3                9,060            8,253            27,688                     9,043            8,236            27,688
     4                8,757            8,013            27,688                     8,697            7,953            27,688
     5                8,463            7,825            27,688                     8,330            7,693            27,688

     6                8,177            7,646            27,688                     7,936            7,405            27,688
     7                7,900            7,475            27,688                     7,507            7,082            27,688
     8                7,631            7,312            27,688                     7,032            6,713            27,688
     9                7,370            7,157            27,688                     6,497            6,284            27,688
     10               7,116            7,116            27,688                     5,886            5,886            27,688

     15               6,111            6,111            27,688                     1,040            1,040            27,688

     20               5,225            5,225            27,688                         0                0                0

     25               4,443            4,443            27,688                         0                0                0

     30               3,753            3,753            27,688                         0                0                0

       Values shown in the Current Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, current cost of insurance rates, administrative fees, and mortality and expense risk rates. Values shown in the Guaranteed Charges columns are calculated using an illustrated non-guaranteed gross investment return, investment advisory fees, guaranteed cost of insurance rates, administrative fees, and mortality and expense rates.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.85% NET)


                                                    CURRENT CHARGES(1)                       GUARANTEED CHARGES(2)
                                      --------------------------------------   ----------------------------------------------------
                     Premiums
    End of          Accumulated                          Cash                                                     Cash
   Contract       at 5% Interest       Account        Surrender        Death         Account     Surrender        Death
     Year            Per Year           Value           Value         Benefit         Value        Value         Benefit
--------------    ----------------   -------------   -------------  -------------  --------------------------  -------------

      1                    10,500          10,809           9,959         39,998         10,732        9,882         39,998
      2                    11,025          11,686          10,857         39,998         11,523       10,695         39,998
      3                    11,576          12,637          11,829         39,998         12,379       11,572         39,998
      4                    12,155          13,668          12,924         39,998         13,306       12,562         39,998
      5                    12,763          14,786          14,148         39,998         14,310       13,672         39,998
      6                    13,401          15,998          15,467         39,998         15,398       14,867         39,998
      7                    14,071          17,313          16,888         39,998         16,579       16,154         39,998
      8                    14,775          18,739          18,420         39,998         17,860       17,541         39,998
      9                    15,513          20,285          20,073         39,998         19,252       19,040         39,998
      10                   16,289          21,962          21,962         39,998         20,767       20,767         39,998
      11                   17,103          23,899          23,899         39,998         22,509       22,509         39,998
      12                   17,959          26,010          26,010         39,998         24,422       24,422         39,998
      13                   18,856          28,311          28,311         40,202         26,527       26,527         39,998
      14                   19,799          30,822          30,822         42,534         28,848       28,848         39,998
      15                   20,789          33,563          33,563         44,975         31,407       31,407         42,085
      16                   21,829          36,560          36,560         47,527         34,208       34,208         44,470
      17                   22,920          39,822          39,822         50,973         37,259       37,259         47,691
      18                   24,066          43,376          43,376         54,653         40,581       40,581         51,132
      19                   25,270          47,246          47,246         58,584         44,199       44,199         54,807
      20                   26,533          51,462          51,462         62,784         48,142       48,142         58,733
      25                   33,864          78,917          78,917         91,544         73,723       73,723         85,519
      35                   55,160         187,668         187,668        197,052        175,085      175,085        183,839

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.85% NET)


                                               CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                   ------------------------------------------    -------------------------------------------------
                    Premiums
    End of         Accumulated                       Cash                                                 Cash
   Contract      at 5% Interest     Account       Surrender        Death           Account        Surrender              Death
     Year           Per Year         Value          Value         Benefit           Value           Value               Benefit
---------------  ---------------- -------------  -------------  -------------    -------------   -------------        -------------

      1                   10,500        10,222          9,372         39,998           10,145           9,295               39,998
      2                   11,025        10,449          9,620         39,998           10,283           9,454               39,998
      3                   11,576        10,683          9,875         39,998           10,414           9,606               39,998
      4                   12,155        10,922         10,178         39,998           10,537           9,793               39,998
      5                   12,763        11,167         10,530         39,998           10,649          10,012               39,998
      6                   13,401        11,419         10,888         39,998           10,750          10,219               39,998
      7                   14,071        11,677         11,252         39,998           10,837          10,412               39,998
      8                   14,775        11,942         11,623         39,998           10,905          10,587               39,998
      9                   15,513        12,214         12,001         39,998           10,953          10,741               39,998
      10                  16,289        12,492         12,492         39,998           10,977          10,977               39,998
      11                  17,103        12,842         12,842         39,998           11,019          11,019               39,998
      12                  17,959        13,203         13,203         39,998           11,033          11,033               39,998
      13                  18,856        13,575         13,575         39,998           11,015          11,015               39,998
      14                  19,799        13,959         13,959         39,998           10,963          10,963               39,998
      15                  20,789        14,354         14,354         39,998           10,872          10,872               39,998
      16                  21,829        14,761         14,761         39,998           10,734          10,734               39,998
      17                  22,920        15,181         15,181         39,998           10,541          10,541               39,998
      18                  24,066        15,614         15,614         39,998           10,284          10,284               39,998
      19                  25,270        16,061         16,061         39,998            9,952           9,952               39,998
      20                  26,533        16,521         16,521         39,998            9,533           9,533               39,998
      25                  33,864        19,042         19,042         39,998            5,604           5,604               39,998
      35                  55,160        25,394         25,394         39,998                *               *                    *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.15% NET)


                                              CURRENT CHARGES(1)                          GUARANTEED CHARGES(2)
                                -----------------------------------------------    -----------------------------------------------
                   Premiums
    End of        Accumulated                      Cash                                             Cash
   Contract     at 5% Interest      Account     Surrender         Death            Account        Surrender        Death
     Year          Per Year          Value        Value          Benefit            Value           Value         Benefit
--------------  ----------------  --------------------------   -------------     -------------   -------------  -------------

      1                  10,500          9,635        8,785          39,998        9,557           8,707         39,998
      2                  11,025          9,282        8,453          39,998        9,112           8,284         39,998
      3                  11,576          8,940        8,133          39,998        8,665           7,857         39,998
      4                  12,155          8,610        7,866          39,998        8,213           7,469         39,998
      5                  12,763          8,291        7,653          39,998        7,755           7,117         39,998
      6                  13,401          7,982        7,451          39,998        7,289           6,757         39,998
      7                  14,071          7,684        7,259          39,998        6,811           6,386         39,998
      8                  14,775          7,395        7,076          39,998        6,320           6,001         39,998
      9                  15,513          7,116        6,903          39,998        5,811           5,599         39,998
      10                 16,289          6,846        6,846          39,998        5,281           5,281         39,998
      11                 17,103          6,618        6,618          39,998        4,748           4,748         39,998
      12                 17,959          6,397        6,397          39,998        4,185           4,185         39,998
      13                 18,856          6,181        6,181          39,998        3,590           3,590         39,998
      14                 19,799          5,972        5,972          39,998        2,959           2,959         39,998
      15                 20,789          5,769        5,769          39,998        2,288           2,288         39,998
      16                 21,829          5,572        5,572          39,998        1,570           1,570         39,998
      17                 22,920          5,380        5,380          39,998          796             796         39,998
      18                 24,066          5,193        5,193          39,998            *               *              *
      19                 25,270          5,012        5,012          39,998            *               *              *
      20                 26,533          4,836        4,836          39,998            *               *              *
      25                 33,864          4,027        4,027          39,998            *               *              *
      35                 55,160          2,717        2,717          39,998            *               *              *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.85% NET)


                                               CURRENT CHARGES(1)                                   GUARANTEED CHARGES(2)
                                    ----------------------------------------     ----------------------------------------------
                     Premiums
    End of          Accumulated                         Cash                                             Cash
   Contract       at 5% Interest      Account        Surrender       Death             Account        Surrender        Death
     Year            Per Year          Value           Value        Benefit             Value           Value         Benefit
---------------   ----------------  -------------   ------------- -------------      -------------   -----------     ----------

      1                10,500         10,809           9,959        33,138             10,704           9,854          33,138
      2                11,025         11,686          10,857        33,138             11,467          10,638          33,138
      3                11,576         12,637          11,829        33,138             12,296          11,489          33,138
      4                12,155         13,668          12,924        33,138             13,199          12,456          33,138
      5                12,763         14,786          14,148        33,138             14,183          13,546          33,138
      6                13,401         15,998          15,467        33,138             15,255          14,724          33,138
      7                14,071         17,313          16,888        33,138             16,423          15,998          33,138
      8                14,775         18,739          18,420        33,138             17,696          17,377          33,138
      9                15,513         20,285          20,073        33,138             19,082          18,870          33,138
      10               16,289         21,962          21,962        33,138             20,597          20,597          33,138
      11               17,103         23,899          23,899        33,138             22,347          22,347          33,138
      12               17,959         26,016          26,016        33,138             24,279          24,279          33,138
      13               18,856         28,358          28,358        33,462             26,419          26,419          33,138
      14               19,799         30,936          30,936        36,196             28,799          28,799          33,695
      15               20,789         33,751          33,751        39,151             31,416          31,416          36,443
      16               21,829         36,822          36,822        42,345             34,272          34,272          39,413
      17               22,920         40,182          40,182        45,405             37,397          37,397          42,259
      18               24,066         43,859          43,859        48,684             40,818          40,818          45,307
      19               25,270         47,889          47,889        52,199             44,565          44,565          48,576
      20               26,533         52,310          52,310        55,972             48,678          48,678          52,085
      25               33,864         81,399          81,399        85,469             75,731          75,731          79,518
      35               55,160        192,876         192,876       202,519            177,575         177,575         186,454

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.85% NET)


                                               CURRENT CHARGES(1)                               GUARANTEED CHARGES(2)
                                 ------------------------------------------    ---------------------------------------------------
                   Premiums
    End of        Accumulated                        Cash                                               Cash
   Contract     at 5% Interest      Account        Surrender         Death            Account        Surrender            Death
     Year          Per Year          Value           Value          Benefit           Value           Value              Benefit
--------------  ----------------  -------------   -----------   ------------       -------------   -------------     -------------

      1                  10,500         10,222        9,372          33,138          10,117           9,267               33,138
      2                  11,025         10,449        9,620          33,138          10,227           9,398               33,138
      3                  11,576         10,683        9,875          33,138          10,331           9,523               33,138
      4                  12,155         10,922       10,178          33,138          10,429           9,685               33,138
      5                  12,763         11,167       10,530          33,138          10,519           9,882               33,138
      6                  13,401         11,419       10,888          33,138          10,600          10,068               33,138
      7                  14,071         11,677       11,252          33,138          10,666          10,241               33,138
      8                  14,775         11,942       11,623          33,138          10,714          10,395               33,138
      9                  15,513         12,214       12,001          33,138          10,738          10,526               33,138
      10                 16,289         12,492       12,492          33,138          10,733          10,733               33,138
      11                 17,103         12,842       12,842          33,138          10,741          10,741               33,138
      12                 17,959         13,203       13,203          33,138          10,717          10,717               33,138
      13                 18,856         13,575       13,575          33,138          10,658          10,658               33,138
      14                 19,799         13,959       13,959          33,138          10,563          10,563               33,138
      15                 20,789         14,354       14,354          33,138          10,423          10,423               33,138
      16                 21,829         14,761       14,761          33,138          10,231          10,231               33,138
      17                 22,920         15,181       15,181          33,138           9,970           9,970               33,138
      18                 24,066         15,614       15,614          33,138           9,622           9,622               33,138
      19                 25,270         16,061       16,061          33,138           9,165           9,165               33,138
      20                 26,533         16,521       16,521          33,138           8,574           8,574               33,138
      25                 33,864         19,042       19,042          33,138           2,505           2,505               33,138
      35                 55,160         25,394       25,394          33,138               *               *                    *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.15% NET)


                                                CURRENT CHARGES(1)                                      GUARANTEED CHARGES(2)
                                -------------------------------------------------------   ---------------------------------------
                  Premiums
    End of       Accumulated                              Cash                                                Cash
   Contract    at 5% Interest      Account             Surrender              Death           Account      Surrender        Death
     Year         Per Year          Value                Value               Benefit           Value         Value         Benefit
-------------- ----------------  -------------        -------------        -------------    ------------- -------------  ---------

      1             10,500          9,635                8,785               33,138          9,529         8,679         33,138
      2             11,025          9,282                8,453               33,138          9,057         8,228         33,138
      3             11,576          8,940                8,133               33,138          8,582         7,775         33,138
      4             12,155          8,610                7,866               33,138          8,106         7,362         33,138
      5             12,763          8,291                7,653               33,138          7,625         6,988         33,138
      6             13,401          7,982                7,451               33,138          7,138         6,607         33,138
      7             14,071          7,684                7,259               33,138          6,640         6,215         33,138
      8             14,775          7,395                7,076               33,138          6,125         5,806         33,138
      9             15,513          7,116                6,903               33,138          5,587         5,375         33,138
      10            16,289          6,846                6,846               33,138          5,022         5,022         33,138
      11            17,103          6,618                6,618               33,138          4,444         4,444         33,138
      12            17,959          6,397                6,397               33,138          3,829         3,829         33,138
      13            18,856          6,181                6,181               33,138          3,177         3,177         33,138
      14            19,799          5,972                5,972               33,138          2,484         2,484         33,138
      15            20,789          5,769                5,769               33,138          1,743         1,743         33,138
      16            21,829          5,572                5,572               33,138            942           942         33,138
      17            22,920          5,380                5,380               33,138             63            63         33,138
      18            24,066          5,193                5,193               33,138              *             *              *
      19            25,270          5,012                5,012               33,138              *             *              *
      20            26,533          4,836                4,836               33,138              *             *              *
      25            33,864          4,027                4,027               33,138              *             *              *
      35            55,160          2,717                2,717               33,138              *             *              *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.85% NET)


                                                     CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                       --------------------------------------------       ---------------------------------------
                    Premiums
    End of         Accumulated                         Cash                                                Cash
   Contract      at 5% Interest        Account      Surrender              Death            Account      Surrender       Death
     Year           Per Year            Value         Value               Benefit            Value         Value        Benefit
---------------  ----------------    ---------   -------------        -------------     ------------- ------------- -------------

      1             10,500           10,809         9,959               19,314            10,627         9,777        19,314
      2             11,025           11,686        10,857               19,314            11,308        10,480        19,314
      3             11,576           12,637        11,829               19,314            12,052        11,244        19,314
      4             12,155           13,668        12,924               19,314            12,868        12,124        19,314
      5             12,763           14,786        14,148               19,314            13,770        13,133        19,314
      6             13,401           15,998        15,467               19,314            14,774        14,243        19,314
      7             14,071           17,315        16,890               19,566            15,897        15,472        19,314
      8             14,775           18,760        18,441               20,823            17,167        16,848        19,314
      9             15,513           20,338        20,126               22,169            18,600        18,387        20,274
      10            16,289           22,068        22,068               23,613            20,179        20,179        21,591
      11            17,103           24,067        24,067               25,270            22,003        22,003        23,103
      12            17,959           26,241        26,241               27,553            23,988        23,988        25,187
      13            18,856           28,605        28,605               30,035            26,146        26,146        27,453
      14            19,799           31,174        31,174               32,733            28,491        28,491        29,916
      15            20,789           33,965        33,965               35,663            31,039        31,039        32,591
      16            21,829           36,994        36,994               38,843            33,804        33,804        35,494
      17            22,920           40,281        40,281               42,295            36,801        36,801        38,641
      18            24,066           43,864        43,864               46,057            40,046        40,046        42,048
      19            25,270           47,768        47,768               50,157            43,555        43,555        45,733
      20            26,533           52,023        52,023               54,625            47,346        47,346        49,714
      25            33,864           79,766        79,766               83,754            71,206        71,206        74,766
      35            55,160          189,065       189,065              190,956           165,528       165,528       167,183

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.85% NET)


                                                     CURRENT CHARGES(1)                          GUARANTEED CHARGES(2)
                                     ------------------------------------------   ------------------------------------------------
                     Premiums
    End of          Accumulated                          Cash                                          Cash
   Contract       at 5% Interest       Account        Surrender        Death           Account       Surrender       Death
     Year            Per Year           Value           Value         Benefit           Value          Value        Benefit
---------------   ----------------   -------------   -------------  -------------    -------------  ------------  -------------

      1               10,500          10,222           9,372         19,314           10,037          9,187        19,314
      2               11,025          10,449           9,620         19,314           10,053          9,224        19,314
      3               11,576          10,683           9,875         19,314           10,044          9,236        19,314
      4               12,155          10,922          10,178         19,314           10,007          9,263        19,314
      5               12,763          11,167          10,530         19,314            9,937          9,299        19,314
      6               13,401          11,419          10,888         19,314            9,827          9,296        19,314
      7               14,071          11,677          11,252         19,314            9,669          9,244        19,314
      8               14,775          11,942          11,623         19,314            9,451          9,132        19,314
      9               15,513          12,214          12,001         19,314            9,159          8,947        19,314
      10              16,289          12,492          12,492         19,314            8,780          8,780        19,314
      11              17,103          12,842          12,842         19,314            8,330          8,330        19,314
      12              17,959          13,203          13,203         19,314            7,755          7,755        19,314
      13              18,856          13,575          13,575         19,314            7,031          7,031        19,314
      14              19,799          13,959          13,959         19,314            6,124          6,124        19,314
      15              20,789          14,354          14,354         19,314            4,990          4,990        19,314
      16              21,829          14,761          14,761         19,314            3,569          3,569        19,314
      17              22,920          15,181          15,181         19,314            1,775          1,775        19,314
      18              24,066          15,614          15,614         19,314                *              *             *
      19              25,270          16,061          16,061         19,314                *              *             *
      20              26,533          16,521          16,521         19,314                *              *             *
      25              33,864          19,042          19,042         19,995                *              *             *
      35              55,160          25,541          25,541         25,796                *              *             *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                            ALLSTATE PROVIDER
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.15% NET)


                                            CURRENT CHARGES(1)                                  GUARANTEED CHARGES(2)
                                  --------------------------------------      ----------------------------------------------------
                  Premiums
    End of       Accumulated                       Cash                                                 Cash
   Contract    at 5% Interest      Account      Surrender        Death           Account             Surrender         Death
     Year         Per Year          Value         Value         Benefit         Value                Value          Benefit
-------------- ----------------  ------------  -------------  ---------         ----------        -------------   -------------

      1            10,500          9,635         8,785         19,314            9,447                8,597          19,314
      2            11,025          9,282         8,453         19,314            8,869                8,041          19,314
      3            11,576          8,940         8,133         19,314            8,262                7,454          19,314
      4            12,155          8,610         7,866         19,314            7,619                6,875          19,314
      5            12,763          8,291         7,653         19,314            6,934                6,296          19,314
      6            13,401          7,982         7,451         19,314            6,195                5,664          19,314
      7            14,071          7,684         7,259         19,314            5,391                4,966          19,314
      8            14,775          7,395         7,076         19,314            4,506                4,187          19,314
      9            15,513          7,116         6,903         19,314            3,519                3,306          19,314
      10           16,289          6,846         6,846         19,314            2,408                2,408          19,314
      11           17,103          6,618         6,618         19,314            1,159                1,159          19,314
      12           17,959          6,397         6,397         19,314                *                    *               *
      13           18,856          6,181         6,181         19,314                *                    *               *
      14           19,799          5,972         5,972         19,314                *                    *               *
      15           20,789          5,769         5,769         19,314                *                    *               *
      16           21,829          5,572         5,572         19,314                *                    *               *
      17           22,920          5,380         5,380         19,314                *                    *               *
      18           24,066          5,193         5,193         19,314                *                    *               *
      19           25,270          5,012         5,012         19,314                *                    *               *
      20           26,533          4,836         4,836         19,314                *                    *               *
      25           33,864          4,027         4,027         19,314                *                    *               *
      35           55,160          2,717         2,717         19,314                *                    *               *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.


        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WILL BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGES 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WILL ALSO BE DIFFERENT FROM THOSE
SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND
THE RATES OF RETURN OF THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

PERFROMANCE INFORMATION

                             PERFORMANCE INFORMATION


From time to time we may advertise the performance of the Variable Sub Accounts as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Policy owner. Also please note that performance figures shown do not reflect any applicable taxes.

The following reflects the performance of the Sub Accounts, including deductions for management and other expenses of the Sub Accounts. A Variable Sub Account's total return represents the average annual total return of that Sub Account over a particular period The performance reflects the deduction of administrative fees and charges, the annual policy fee, premium tax and DAC as well as mortality and expense risk charges.

The following also shows how the performance of the Sub Accounts could affect a Contract with an initial Policy value of $10,000.00. This performance data is based on the actual performance of the Sub Accounts, since the introduction of the Policy, and are adjusted to reflect all deductions for administrative fees and charges, the annual policy fee, premium tax and DAC, mortality and expense risk charges, cost of insurance charges at 0.65%, surrender charges for appropriate year and due and unpaid premium tax charges for the appropriate year. This performance data is based on the actual performance of the Sub Accounts, since the introduction of the Policy, and are adjusted to reflect all deductions for policy charges, including current Cost of Insurance rates, which vary depending on the sex, issue age, Policy year, and premium rating class of Insured under the Policy.







SPVL GLENBROOK                                          Performance as of =           12/31/2002

                                                                            -----------------------------------------------------
                                                                                               Annualized Returns
                                                                            -----------------------------------------------------
                                                      --------------------
                                                         Non-Annualized
                                                             Returns
                                                      -------------------                                                  Since
                                          Inception      Quarter             Calendar   One Yr     Five Yr   Ten Yr       Inception
Fund                                         Date          Ending      YTD      Yr      as of       as of      as of        as of
                                                        12/31/2002   2002     2001   12/31/2002  12/31/2002 12/31/2002   12/31/2002
-----------------------------------------------------------------------------------------------------------------------------------

AIM Aggressive Growth                      5/1/1998        4.35%     -24.21%   -27.55%   -24.21%        N/A         N/A   -5.49%
AIM Balanced                               5/1/1998        3.70%     -18.73%   -13.14%   -18.73%        N/A         N/A   -2.90%
AIM Capital Appreciation                   5/5/1993        4.98%     -25.87%   -24.81%   -25.87%     -4.05%         N/A    5.48%
AIM Core Equity                            5/2/1994        5.64%     -17.23%   -24.37%   -17.23%     -2.74%         N/A    6.01%
AIM Dent Demographic Trends              12/29/1999        5.16%     -33.59%   -33.32%   -33.59%        N/A         N/A  -29.16%
AIM Diversified Income                     5/5/1993        2.24%       0.38%     1.64%     0.38%     -0.28%         N/A    2.86%
AIM Global Utilities                       5/2/1994        9.61%     -27.03%   -29.39%   -27.03%     -5.77%         N/A    1.87%
AIM Government Securities                  5/5/1993        0.38%       7.56%     4.42%     7.56%      4.46%         N/A    3.97%
AIM Growth                                 5/5/1993        6.59%     -32.38%   -35.26%   -32.38%     -9.74%         N/A    2.01%
AIM International Growth                   5/5/1993        4.11%     -17.32%   -25.06%   -17.32%     -5.00%         N/A    2.44%
AIM Premier Equity                         5/5/1993        6.23%     -31.68%   -14.26%   -31.68%     -3.98%         N/A    6.00%
American Century Balanced                  5/1/1991        5.23%     -11.30%    -5.38%   -11.30%     -0.28%       3.87%    4.40%
American Century International             5/1/1994        3.38%     -21.95%   -30.62%   -21.95%     -3.58%         N/A    1.32%
Dreyfus Socially Responsible Growth      10/15/1993        4.92%     -30.39%   -24.12%   -30.39%     -5.61%         N/A    4.68%
Dreyfus Stock Index                       9/29/1989        7.93%     -23.91%   -13.89%   -23.91%     -2.70%       7.24%    7.45%
Dreyfus Growth & Income                   4/30/1994        7.63%     -26.83%    -7.65%   -26.83%     -4.05%         N/A    6.60%
Dreyfus Money Market                      8/31/1990       -0.09%      -0.45%     1.98%    -0.45%      2.32%       2.83%    2.82%
Dreyfus Small Company Stock                5/1/1996        1.67%     -21.30%    -3.40%   -21.30%     -4.03%         N/A    0.69%
Fidelity Asset Manager: Growth             1/3/1995        8.89%     -17.18%    -9.17%   -17.18%     -3.32%         N/A    5.10%
Fidelity Contrafund                        1/3/1995        0.95%     -11.09%   -13.95%   -11.09%      1.84%         N/A   10.34%
Fidelity Equity-Income                   10/23/1986       8.97%     -18.58%    -6.77%    -18.58%     -1.54%       8.23%    8.30%
Fidelity Growth                           10/9/1986        6.37%     -31.53%   -19.27%   -31.53%     -2.15%       6.73%    8.60%
Fidelity High Income                      9/19/1985        6.82%       1.50%   -13.44%     1.50%     -7.90%       1.83%    5.05%
Franklin Small Cap                       10/31/1995       12.65%     -30.13%   -16.91%   -30.13%     -1.77%         N/A    4.35%
Franklin Technology Securities            5/31/2000       18.66%     -45.12%   -31.02%   -45.12%        N/A         N/A  -36.61%
Mutual Shares Securities                  11/8/1996        2.34%     -13.52%     5.04%   -13.52%      2.17%         N/A    4.60%
Templeton Developing Markets Securities    3/4/1996        8.14%      -2.03%    -9.85%    -2.03%     -7.25%         N/A  -11.46%
Templeton Foreign Securities               5/1/1992        4.49%     -20.17%   -17.64%   -20.17%     -3.96%       5.98%    4.69%
Templeton Growth Securities               3/15/1994        5.89%     -20.09%    -3.18%   -20.09%     -0.46%         N/A    4.35%
Goldman Sachs Capital Growth              4/30/1998        7.57%     -25.85%   -16.13%   -25.85%        N/A         N/A   -4.94%
Goldman Sachs CORE Small Cap Equity       2/13/1998        4.10%     -16.63%     2.57%   -16.63%        N/A         N/A   -2.64%
Goldman Sachs CORE U.S. Equity            2/13/1998        7.06%     -23.45%   -13.65%   -23.45%        N/A         N/A   -4.28%
Goldman Sachs International Equity        1/12/1998        7.07%     -19.94%   -23.81%   -19.94%        N/A         N/A   -4.52%
LSA Diversified Mid-Cap                   8/14/2001        4.24%     -20.91%    -0.15%   -20.91%        N/A         N/A  -15.70%
LSA Focused Equity                        10/1/1999        5.17%     -31.25%   -17.09%   -31.25%        N/A         N/A  -14.86%
LSA Growth Equity                         10/1/1999        7.89%     -25.91%   -15.93%   -25.91%        N/A         N/A  -11.45%
MFS Emerging Growth                       7/24/1995        4.62%     -35.13%   -34.86%   -35.13%     -5.18%         N/A    2.89%
MFS Investors Trust                       10/9/1995        5.98%     -22.53%   -17.60%   -22.53%     -4.59%         N/A    3.83%
MFS New Discovery                         4/29/1998        0.09%     -33.03%    -6.84%   -33.03%        N/A         N/A    0.80%
MFS Research                              7/26/1995        5.48%     -26.05%   -22.82%   -26.05%     -4.64%         N/A    2.89%
MFS Utilities                              1/3/1995        9.14%     -24.30%   -25.72%   -24.30%     -3.70%         N/A    6.50%
Oppenheimer Aggressive Growth             8/15/1986        2.45%     -29.25%   -32.68%   -29.25%     -3.68%       4.99%    8.08%
Oppenheimer Capital Appreciation           4/3/1985        7.18%     -28.33%   -14.28%   -28.33%      0.47%       8.44%    9.89%
Oppenheimer Global Securities            11/12/1990        2.33%     -23.68%   -13.74%   -23.68%      3.54%      10.18%    7.55%
Oppenheimer Main Street Growth & Income    7/5/1995        4.02%     -20.40%   -11.90%   -20.40%     -5.06%         N/A    6.83%
Oppenheimer Strategic Bond                 5/3/1993        4.41%       5.44%     2.88%     5.44%      2.17%         N/A    3.89%
Putnam Growth and Income                   2/1/1988        9.09%     -20.58%    -8.19%   -20.58%     -2.71%       6.78%    8.62%
Putnam Growth Opportunities               1/31/2000        4.66%     -30.93%   -33.49%   -30.93%        N/A         N/A  -30.05%
Putnam Health Sciences                    4/30/1998        2.13%     -21.92%   -21.34%   -21.92%        N/A         N/A   -3.26%
Putnam International Growth                1/2/1997        7.49%     -19.29%   -22.19%   -19.29%      0.56%         N/A    2.61%
Putnam New Value                           1/2/1997       11.67%     -17.25%     1.37%   -17.25%      0.81%         N/A    3.01%
Putnam Research                           9/29/1998        9.29%     -23.75%   -20.44%   -23.75%        N/A         N/A   -3.19%
Van Kampen UIF Core Plus Fixed Income      1/2/1997        1.24%       5.33%     7.28%     5.33%      5.25%         N/A    5.58%
Van Kampen UIF Equity Growth               1/2/1997        5.37%     -29.32%   -16.77%   -29.32%     -3.80%         N/A    1.21%
Van Kampen UIF Global Value Equity         1/2/1997        4.38%     -18.49%    -8.83%   -18.49%     -1.39%         N/A    1.50%
Van Kampen UIF Mid Cap Value               1/2/1997        6.96%     -29.48%    -4.99%   -29.48%     -0.29%         N/A    5.28%
Van Kampen UIF U.S. Real Estate            3/4/1997       -0.32%      -2.66%     7.80%    -2.66%      2.07%         N/A    4.35%
Van Kampen UIF Value                       1/2/1997        9.78%     -23.70%     0.34%   -23.70%     -2.55%         N/A    0.63%











                                              One Yr                   Five Yr                   Ten Yr       Since        Since
                                    One Yr    Cash        Five Yr       Cash            Ten Yr    Cash       Inception   Inception
         Account                  Account    Surrender   Account     Surrender          Account Surrender     Account    Surrender
                                   Value     Value         Value         Value          Value     Value       Value        Value
                                    ----------------------------------------------------------------------------------------------

AIM Aggressive Growth               $ 7,530     $ 6,701          N/A           N/A        N/A         N/A      $ 7,443 $6,805
AIM Balanced                        $ 8,074     $ 7,245          N/A           N/A        N/A         N/A      $ 8,444 $7,807
AIM Capital Appreciation            $ 7,364     $ 6,536      $ 7,863       $ 7,757        N/A         N/A     $ 15,658 $15,658
AIM Core Equity                     $ 8,223     $ 7,394      $ 8,412       $ 8,306        N/A         N/A     $ 15,615 $15,402
AIM Dent Demographic Trends         $ 6,597     $ 5,768          N/A           N/A        N/A         N/A      $ 3,471 $2,728
AIM Diversified Income              $ 9,972     $ 9,143      $ 9,530       $ 9,424        N/A         N/A     $ 12,269 $12,269
AIM Global Utilities                $ 7,249     $ 6,420      $ 7,183       $ 7,076        N/A         N/A     $ 11,058 $10,845
AIM Government Securities           $10,685     $ 9,857      $ 12,021      $11,915        N/A         N/A     $ 13,614 $13,614
AIM Growth                          $ 6,717     $ 5,888      $ 5,790       $ 5,683        N/A         N/A     $ 11,331 $11,331
AIM International Growth            $ 8,214     $ 7,385      $ 7,479       $ 7,372        N/A         N/A     $ 11,796 $11,796
AIM Premier Equity                  $ 6,787     $ 5,958      $ 7,892       $ 7,786        N/A         N/A     $ 16,411 $16,411
American Century Balanced           $ 8,812     $ 7,983      $ 9,530       $ 9,424    $ 8,866      $8,866     $ 15,238 $15,238
American Century International      $ 7,754     $ 6,925      $ 8,056       $ 7,950        N/A         N/A     $ 10,546 $10,333
Dreyfus Socially Responsible
Growth                              $ 6,915     $ 6,087      $ 7,241       $ 7,135        N/A         N/A     $ 14,295 $14,295
Dreyfus Stock Index                 $ 7,559     $ 6,731      $ 8,430       $ 8,324    $ 7,367      $7,367     $ 23,701 $23,701
Dreyfus Growth & Income             $ 7,269     $ 6,441      $ 7,862       $ 7,756        N/A         N/A     $ 16,401 $16,189
Dreyfus Money Market                $ 9,890     $ 9,062      $ 10,840      $10,734   $ 10,324     $10,324     $ 12,935 $12,935
Dreyfus Small Company Stock         $ 7,819     $ 6,990      $ 7,868       $ 7,761        N/A         N/A      $ 9,995 $9,570
Fidelity Asset Manager: Growth      $ 8,228     $ 7,399      $ 8,165       $ 8,059        N/A         N/A     $ 14,087 $13,875
Fidelity Contrafund                 $ 8,832     $ 8,004      $ 10,589      $10,483        N/A         N/A     $ 20,779 $20,567
Fidelity Equity-Income              $ 8,089     $ 7,260      $ 8,943       $ 8,837    $ 7,768     $ 7,768     $ 32,585 $32,585
Fidelity Growth                  $ 6,801.98  $ 5,973.23   $ 8,672.35    $ 8,566.10  $7,669.59   $7,669.59  $ 34,187.03 $34,187.03
Fidelity High Income             $10,083.78  $ 9,255.03   $ 6,405.61    $ 6,299.36  $5,812.97   $5,812.97  $ 20,842.60 $20,842.60
Franklin Small Cap               $ 6,941.06  $ 6,112.31   $ 8,841.54    $ 8,735.29        N/A         N/A  $12,915.61  $12,596.86
Franklin Technology Securities   $ 5,452.28  $ 4,623.53        N/A           N/A        N/A         N/A     $ 3,022.70 $2,215.2
Mutual Shares Securities         $ 8,591.52  $ 7,762.77   $ 10,762.07   $10,655.82        N/A         N/A  $12,638.73  $12,213.73
Templeton Developing Markets
Securities                       $ 9,732.59  $ 8,903.84   $ 6,635.12    $ 6,528.87        N/A         N/A  $ 4,151.97  $3,726.97
Templeton Foreign Securities     $ 7,931.18  $ 7,102.43   $ 7,899.13    $ 7,792.88  $6,969.41  $ 6,969.41  $ 15,143.04 $15,143.04
Templeton Growth Securities      $ 7,938.30  $ 7,109.55   $ 9,446.07    $ 9,339.82        N/A         N/A  $ 13,675.22 $13,462.72
Goldman Sachs Capital Growth     $ 7,366.80  $ 6,538.05          N/A           N/A        N/A         N/A  $ 7,646.97  $70,009.47
Goldman Sachs CORE Small Cap
Equity                           $ 8,282.86  $ 7,454.11          N/A           N/A        N/A         N/A  $ 8,486.85  $7,849.35
Goldman Sachs CORE U.S. Equity   $ 7,605.15  $ 6,776.40          N/A           N/A        N/A         N/A  $ 7,811.14  $7,173.64
Goldman Sachs International
Equity                           $ 7,953.26  $ 7,124.51          N/A           N/A        N/A         N/A  $ 7,679.11  $7,147.86
LSA Diversified Mid-Cap          $ 7,856.69  $ 7,027.94          N/A           N/A        N/A         N/A  $ 7,825.42  $6,996.67
LSA Focused Equity               $ 6,830.38  $ 6,001.63          N/A           N/A        N/A         N/A  $ 5,798.92  $5,055.17
LSA Growth Equity                $ 7,360.20  $ 6,531.45          N/A           N/A        N/A         N/A  $ 6,587.99  $5,844.24
MFS Emerging Growth              $ 6,444.43  $ 5,615.68   $ 7,410.14    $ 7,303.89        N/A         N/A  $ 11,740.53 $11,421.78
MFS Investors Trust              $ 7,696.27  $ 6,867.52   $ 7,640.47    $ 7,534.22        N/A         N/A  $ 12,483.19 $12,164.44
MFS New Discovery                $ 6,652.70  $ 5,823.95          N/A           N/A        N/A         N/A  $ 10,052.21 $9,414.71
MFS Research                     $ 7,346.69  $ 6,517.94   $ 7,622.74    $ 7,516.49        N/A         N/A  $ 11,741.75 $11,423.00
MFS Utilities                    $ 7,520.79  $ 6,692.04   $ 8,005.25    $ 7,899.00        N/A         N/A  $ 15,652.89 $15,440.39
Oppenheimer Aggressive Growth    $ 7,028.37  $ 6,199.62   $ 8,015.65    $ 7,909.40  $7,197.05   $7,197.05  $ 31,991.85 $31,991.85
Oppenheimer Capital
Appreciation                     $ 7,119.54  $ 6,290.79   $ 9,896.12    $ 9,789.87  $8,723.95   $8,723.95  $ 47,349.81 $47,349.81
Oppenheimer Global Securities    $ 7,581.65  $ 6,752.90   $11,502.83    $11,396.58 $10,125.91  $10,125.91  $ 22,266.68 $22,266.68
Oppenheimer Main Street
Growth & Income                  $ 7,908.14  $ 7,079.39   $ 7,453.76    $ 7,347.51        N/A         N/A  $ 15,579.03 $15,260.28
Oppenheimer Strategic Bond       $10,475.06  $ 9,646.31   $10,761.02    $10,654.77        N/A         N/A  $ 13,508.39 $13,508.39
Putnam Growth and Income         $ 7,889.59  $ 7,060.84   $ 8,425.57    $ 8,319.32  $7,419.42  $ 7,419.42  $ 31,064.79 $31,064.79
Putnam Growth Opportunities      $ 6,862.15  $ 6,033.40          N/A           N/A        N/A         N/A  $ 3,456.06  $2,648.56
Putnam Health Sciences           $ 7,757.00  $ 6,928.25          N/A           N/A        N/A         N/A  $ 8,300.73  $7,663.23
Putnam International Growth      $ 8,018.51  $ 7,189.76   $ 9,943.25    $ 9,837.00        N/A         N/A  $ 11,200.15 $10,775.15
Putnam New Value                 $ 8,220.58  $ 7,391.83   $10,064.65    $ 9,958.40        N/A         N/A  $ 11,465.15 $11,040.15
Putnam Research                  $ 7,574.85  $ 6,746.10          N/A           N/A        N/A         N/A  $ 8,458.16  $7,820.66
Van Kampen UIF Core Plus
Fixed Income                     $10,463.65  $ 9,634.90   $12,483.82    $12,377.57        N/A         N/A  $ 13,294.15 $12,869.15
Van Kampen UIF Equity Growth     $ 7,021.18  $ 6,192.43   $ 7,964.18    $ 7,857.93        N/A         N/A  $ 10,315.51 $9,890.51
Van Kampen UIF Global
Value Equity                     $ 8,097.12  $ 7,268.37   $ 9,012.01    $ 8,905.76        N/A         N/A  $ 10,497.83 $10,072.83
Van Kampen UIF Mid Cap Value     $ 7,005.72  $ 6,176.97   $ 9,527.56    $ 9,421.31        N/A         N/A  $ 13,066.46 $12,641.46
Van Kampen UIF U.S. Real
Estate                           $ 9,669.96  $ 8,841.21   $10,707.58    $10,601.33        N/A         N/A  $ 12,319.78 $11,788.53
Van Kampen UIF Value             $ 7,579.65  $ 6,750.90   $ 8,494.46    $ 8,388.21        N/A         N/A  $ 9,969.31  $9,544.31

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

GLENBROOK LIFE
VARIABLE LIFE SEPARATE
ACCOUNT A

Financial Statements as of December 31, 2002
and for the periods ended December 31, 2002 and December 31, 2001, and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life Variable Life Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life Variable Life Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 AIM Variable Insurance Funds Sub-Accounts
                           ---------------------------------------------------------------------------------------
                                                                                                     AIM V. I.
                                AIM V. I.     AIM V. I. Capital      AIM V. I.    AIM V. I. Dent     Diversified
                                Balanced        Appreciation      Core Equity      Demographics        Income
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        404,897  $         225,011  $        393,518  $        3,561  $        332,791
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        404,897  $         225,011  $        393,518  $        3,561  $        332,791
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        404,897  $         225,011  $        393,518  $        3,561  $        332,791
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        404,897  $         225,011  $        393,518  $        3,561  $        332,791
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 46,274             13,695            23,162             940            38,697
                           ================  =================  ================  ==============  ================
    Cost                   $        463,244  $         469,428  $        619,169  $        3,373  $        369,896
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                AIM Variable Insurance Funds Sub-Accounts
                           ---------------------------------------------------------------------------------------
                                                 AIM V. I.                          AIM V. I
                            AIM V. I. Global    Government                        International      AIM V. I.
                                Utilities       Securities      AIM V. I. Growth     Growth        Premier Equity
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        101,232  $       1,163,348  $        246,461  $      458,748  $        471,665
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        101,232  $       1,163,348  $        246,461  $      458,748  $        471,665
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        101,232  $       1,163,348  $        246,461  $      458,748  $        471,665
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        101,232  $       1,163,348  $        246,461  $      458,748  $        471,665
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 10,404             93,818            21,811          36,729            29,079
                           ================  =================  ================  ==============  ================
    Cost                   $        222,555  $       1,104,500  $        605,492  $      876,045  $        786,255
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                Dreyfus Socially
                                                                  Responsible     Dreyfus Stock   Dreyfus Variable
                                American Century Variable       Growth Fund, Inc.   Index Fund     Investment Fund
                              Portfolios, Inc. Sub-Accounts       Sub-Account      Sub-Account      Sub-Accounts
                           -----------------------------------  ----------------  --------------  ----------------
                                American         American       Dreyfus Socially                        VIF
                                Century          Century           Responsible    Dreyfus Stock       Growth &
                              VP Balanced     VP International     Growth Fund      Index Fund         Income
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        246,978  $         241,027  $        262,579  $    1,348,399  $        291,407
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        246,978  $         241,027  $        262,579  $    1,348,399  $        291,407
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        246,978  $         241,027  $        262,579  $    1,348,399  $        291,407
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        246,978  $         241,027  $        262,579  $    1,348,399  $        291,407
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 42,509             46,262            13,893          60,009            18,145
                           ================  =================  ================  ==============  ================
    Cost                   $        308,080  $         468,937  $        484,581  $    1,980,157  $        418,258
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                    Dreyfus Variable                     Fidelity Variable Insurance
                               Investment Fund Sub-Accounts              Products Fund Sub-Accounts
                           -----------------------------------  --------------------------------------------------
                                                    VIF
                               VIF Money       Small Company        VIP Asset                        VIP Equity-
                                 Market             Stock        Manager Growth   VIP Contrafund       Income
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $      2,957,352  $          96,910  $         54,358  $      980,100  $        565,037
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $      2,957,352  $          96,910  $         54,358  $      980,100  $        565,037
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $      2,957,352  $          96,910  $         54,358  $      980,100  $        565,037
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $      2,957,352  $          96,910  $         54,358  $      980,100  $        565,037
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares              2,957,352              6,801             5,262          54,149            31,114
                           ================  =================  ================  ==============  ================
    Cost                   $      2,957,352  $         113,834  $         53,322  $    1,235,412  $        687,785
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                Fidelity Variable Insurance               Franklin Templeton Variable
                                Products Fund Sub-Accounts           Insurance Products Trust Sub-Accounts
                           -----------------------------------  --------------------------------------------------
                                                                                                      Templeton
                                                  VIP High          Franklin      Mutual Shares        Foreign
                              VIP Growth           Income           Small Cap       Securities        Securities
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        547,802  $         189,232  $        142,174  $      298,068  $         97,260
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        547,802  $         189,232  $        142,174  $      298,068  $         97,260
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        547,802  $         189,232  $        142,174  $      298,068  $         97,260
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        547,802  $         189,232  $        142,174  $      298,068  $         97,260
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 23,370             31,911            11,195          24,798            10,325
                           ================  =================  ================  ==============  ================
    Cost                   $      1,020,252  $         237,641  $        162,410  $      350,937  $        151,128
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                           Franklin Templeton
                           Variable Insurance
                             Products Trust
                              Sub-Accounts              Goldman Sachs Variable Insurance Trust Sub-Accounts
                           -------------------  ---------------------------------------------------------------------
                                 Templeton                           VIT CORE                            VIT
                                  Growth          VIT Capital        Small Cap        VIT CORE       International
                                Securities          Growth            Equity         U.S. Equity        Equity
                           -------------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $            59,989  $          16,606  $         57,562  $       50,367  $          5,122
                           -------------------  -----------------  ----------------  --------------  ----------------
    Total assets           $            59,989  $          16,606  $         57,562  $       50,367  $          5,122
                           ===================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $            59,989  $          16,606  $         57,562  $       50,367  $          5,122
                           -------------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $            59,989  $          16,606  $         57,562  $       50,367  $          5,122
                           ===================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                     6,975              2,137             6,264           5,932               706
                           ===================  =================  ================  ==============  ================
    Cost                   $            84,333  $          24,292  $         62,009  $       56,076  $          6,740
                           ===================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                       LSA Variable
                                 Series Trust Sub-Accounts          MFS Variable Insurance Trust Sub-Accounts
                           -----------------------------------  --------------------------------------------------
                            LSA Diversified         LSA           MFS Emerging     MFS Investors       MFS New
                                Mid Cap        Growth Equity         Growth            Trust          Discovery
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $         12,097  $          13,128  $        787,299  $       40,003  $         54,176
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $         12,097  $          13,128  $        787,299  $       40,003  $         54,176
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $         12,097  $          13,128  $        787,299  $       40,003  $         54,176
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $         12,097  $          13,128  $        787,299  $       40,003  $         54,176
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                  1,493              1,900            66,104           2,970             5,189
                           ================  =================  ================  ==============  ================
    Cost                   $         12,147  $          13,333  $      1,911,245  $       50,602  $         80,759
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                MFS Variable Insurance
                                   Trust Sub-Accounts            Oppenheimer Variable Account Funds Sub-Accounts
                           -----------------------------------  --------------------------------------------------
                                                                  Oppenheimer       Oppenheimer      Oppenheimer
                                                                  Aggressive          Capital          Global
                             MFS Research      MFS Utilities         Growth         Appreciation     Securities
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        123,900  $          12,742  $         35,392  $      207,718  $        153,266
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        123,900  $          12,742  $         35,392  $      207,718  $        153,266
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        123,900  $          12,742  $         35,392  $      207,718  $        153,266
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        123,900  $          12,742  $         35,392  $      207,718  $        153,266
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 11,493              1,059             1,211           7,803             8,659
                           ================  =================  ================  ==============  ================
    Cost                   $        152,722  $          12,573  $         53,183  $      280,664  $        192,255
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                Oppenheimer Variable
                               Account Funds Sub-Accounts               Putnam Variable Trust Sub-Accounts
                           -----------------------------------  --------------------------------------------------
                              Oppenheimer
                              Main Street
                                Growth &        Oppenheimer        VT Growth        VT Growth     VT International
                                Income         Strategic Bond    Opportunities      and Income         Growth
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $        408,700  $         428,737  $         31,206  $       27,824  $          8,229
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $        408,700  $         428,737  $         31,206  $       27,824  $          8,229
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $        408,700  $         428,737  $         31,206  $       27,824  $          8,229
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total net assets       $        408,700  $         428,737  $         31,206  $       27,824  $          8,229
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                 26,678             93,816             8,366           1,493               815
                           ================  =================  ================  ==============  ================
    Cost                   $        502,023  $         418,622  $         34,971  $       26,836  $          8,010
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                             Putnam Variable
                                 Trust
                              Sub-Accounts         The Universal Institutional Funds, Inc. Sub-Accounts
                           ----------------  ---------------------------------------------------------------------
                                                   Van                Van           Van Kampen      Van Kampen
                                                 Kampen UIF        Kampen UIF       UIF Global      UIF Mid Cap
                             VT New Value      Equity Growth      Fixed Income     Value Equity        Value
                           ----------------  -----------------  ----------------  --------------  ----------------
ASSETS
Investments at fair value  $         25,828  $          14,452  $        594,362  $       24,955  $         63,525
                           ----------------  -----------------  ----------------  --------------  ----------------
    Total assets           $         25,828  $          14,452  $        594,362  $       24,955  $         63,525
                           ================  =================  ================  ==============  ================

NET ASSETS
Accumulation units         $         25,828  $          14,452  $        594,362  $       24,955  $         63,525
                           ----------------  -----------------  ----------------  --------------  ----------------

    Total net assets       $         25,828  $          14,452  $        594,362  $       24,955  $         63,525
                           ================  =================  ================  ==============  ================

FUND SHARE INFORMATION
    Number of shares                  2,363              1,413            53,450           2,536             6,062
                           ================  =================  ================  ==============  ================
    Cost                   $         24,176  $          17,967  $        601,949  $       29,928  $         71,470
                           ================  =================  ================  ==============  ================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                The Universal Institutional
                                 Funds, Inc. Sub-Accounts
                           -----------------------------------
                              Van Kampen            Van
                            UIF U.S. Real       Kampen UIF
                                Estate            Value
                           ----------------  -----------------
ASSETS
Investments at fair value  $          2,445  $          93,823
                           ----------------  -----------------
    Total assets           $          2,445  $          93,823
                           ================  =================

NET ASSETS
Accumulation units         $          2,445  $          93,823
                           ----------------  -----------------
    Total net assets       $          2,445  $          93,823
                           ================  =================

FUND SHARE INFORMATION
    Number of shares                    216              9,545
                           ================  =================
    Cost                   $          2,646  $         106,917
                           ================  =================

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                -----------------------------------------------------------------------------------
                                                                                                                        AIM V. I.
                                                  AIM V. I.    AIM V. I. Capital     AIM V. I.      AIM V. I. Dent     Diversified
                                                  Balanced       Appreciation     Core Equity (a)  Demographics (b)      Income
                                                -------------  -----------------  ---------------  ----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      10,696  $              --  $         1,447  $             --  $       25,688
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (2,803)            (2,541)          (3,792)               (9)         (2,790)
                                                -------------  -----------------  ---------------  ----------------  --------------
        Net investment income (loss)                    7,893             (2,541)          (2,345)               (9)         22,898
                                                -------------  -----------------  ---------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                33,937             44,561           37,769                24          66,635
    Cost of investments sold                           37,223             88,572           56,910                22          72,673
                                                -------------  -----------------  ---------------  ----------------  --------------
        Realized gains (losses) on fund shares         (3,286)           (44,011)         (19,141)                2          (6,038)

Realized gain distributions                                --                 --               --                --              --
                                                -------------  -----------------  ---------------  ----------------  --------------
        Net realized gains (losses)                    (3,286)           (44,011)         (19,141)                2          (6,038)

Change in unrealized gains (losses)                   (59,958)           (39,223)         (53,226)              188         (13,064)
                                                -------------  -----------------  ---------------  ----------------  --------------
        Net realized and unrealized gains
             (losses) on investments                  (63,244)           (83,234)         (72,367)              190         (19,102)
                                                -------------  -----------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                             $     (55,351) $         (85,775) $       (74,712) $            181  $        3,796
                                                =============  =================  ===============  ================  ==============

(a) Previously known as AIM V. I. Growth and Income

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                        AIM Variable Insurance Funds Sub-Accounts
                                                -----------------------------------------------------------------------------------
                                                                     AIM V. I.                          AIM V. I.        AIM V. I.
                                                AIM V. I. Global     Government                       International       Premier
                                                   Utilities         Securities    AIM V. I. Growth     Growth (c)      Equity (d)
                                                ----------------   -------------   ----------------   --------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $          3,573   $      21,481   $             --   $        2,999   $      1,903
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (1,033)         (7,831)            (2,772)          (4,890)        (5,034)
                                                ----------------   -------------   ----------------   --------------   ------------
        Net investment income (loss)                       2,540          13,650             (2,772)          (1,891)        (3,131)
                                                ----------------   -------------   ----------------   --------------   ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    5,408          80,750             36,724           76,892         69,947
    Cost of investments sold                              10,030          80,646             78,517          135,628        112,275
                                                ----------------   -------------   ----------------   --------------   ------------
        Realized gains (losses) on fund shares            (4,622)            104            (41,793)         (58,736)       (42,328)

Realized gain distributions                                   --              --                 --               --             --
                                                ----------------   -------------   ----------------   --------------   ------------
        Net realized gains (losses)                       (4,622)            104            (41,793)         (58,736)       (42,328)

Change in unrealized gains (losses)                      (33,857)         58,703            (76,636)         (36,927)      (170,121)
                                                ----------------   -------------   ----------------   --------------   ------------
        Net realized and unrealized gains
             (losses) on investments                     (38,479)         58,807           (118,429)         (95,663)      (212,449)
                                                ----------------   -------------   ----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                             $        (35,939)  $      72,457   $       (121,201)  $      (97,554)  $   (215,580)
                                                ================   =============   ================   ==============   ============

(c) Previously known as AIM V. I. International Equity

(d) Previously known as AIM V. I. Value


See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                Dreyfus Socially                       Dreyfus
                                                                                   Responsible      Dreyfus Stock      Variable
                                                   American Century Variable    Growth Fund, Inc.     Index Fund    Investment Fund
                                                Portfolios, Inc. Sub-Accounts     Sub-Account        Sub-Account      Sub-Accounts
                                                -----------------------------   ---------------------------------   ---------------
                                                                                   Dreyfus
                                                  American        American         Socially           Dreyfus
                                                   Century       Century VP       Responsible        Stock Index      VIF Growth
                                                 VP Balanced    International     Growth Fund           Fund           & Income
                                                -------------   -------------   -----------------   -------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $       7,994   $       2,216   $             704   $      19,477   $         2,164
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (2,489)         (2,532)             (2,881)        (12,509)           (3,255)
                                                -------------   -------------   -----------------   -------------   ---------------
        Net investment income (loss)                    5,505            (316)             (2,177)          6,968            (1,091)
                                                -------------   -------------   -----------------   -------------   ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                41,151          34,160              56,366         109,321            61,566
    Cost of investments sold                           52,432          58,970              93,602         148,228            82,094
                                                -------------   -------------   -----------------   -------------   ---------------
        Realized gains (losses) on fund shares        (11,281)        (24,810)            (37,236)        (38,907)          (20,528)

Realized gain distributions                                --              --                  --              --                --
                                                -------------   -------------   -----------------   -------------   ---------------
        Net realized gains (losses)                   (11,281)        (24,810)            (37,236)        (38,907)          (20,528)

Change in unrealized gains (losses)                   (27,404)        (42,625)            (77,479)       (335,651)          (91,599)
                                                -------------   -------------   -----------------   -------------   ---------------
        Net realized and unrealized gains
             (losses) on investments                  (38,685)        (67,435)           (114,715)       (374,558)         (112,127)
                                                -------------   -------------   -----------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                             $     (33,180)  $     (67,751)  $        (116,892)  $    (367,590)  $      (113,218)
                                                =============   =============   =================   =============   ===============

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                   Dreyfus Variable Investment              Fidelity Variable Insurance
                                                        Fund Sub-Accounts                    Products Fund Sub-Accounts
                                                 -------------------------------   ------------------------------------------------

                                                                                     VIP Asset
                                                   VIF Money         VIF Small         Manager                             VIP
                                                     Market        Company Stock     Growth (b)     VIP Contrafund    Equity-Income
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       43,248   $          273   $           --   $        8,765   $        8,178
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (24,456)          (1,048)             (82)          (9,573)          (4,769)
                                                 --------------   --------------   --------------   --------------   --------------
        Net investment income (loss)                     18,792             (775)             (82)            (808)           3,409
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               1,425,386           28,867           17,212          150,949           49,076
    Cost of investments sold                          1,425,386           33,362           15,407          183,522           57,731
                                                 --------------   --------------   --------------   --------------   --------------
        Realized gains (losses) on fund shares               --           (4,495)           1,805          (32,573)          (8,655)

Realized gain distributions                                  --               --               --               --           11,131
                                                 --------------   --------------   --------------   --------------   --------------
        Net realized gains (losses)                          --           (4,495)           1,805          (32,573)           2,476

Change in unrealized gains (losses)                          --          (23,215)           1,036          (80,339)        (103,781)
                                                 --------------   --------------   --------------   --------------   --------------
        Net realized and unrealized gains
             (losses) on investments                         --          (27,710)           2,841         (112,912)        (101,305)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $       18,792   $      (28,485)  $        2,759   $     (113,720)  $      (97,896)
                                                 ==============   ==============   ==============   ==============   ==============


(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                   Fidelity Variable Insurance                Franklin Templeton Variable
                                                    Products Fund Sub-Accounts           Insurance Products Trust Sub-Accounts
                                                 --------------------------------   ------------------------------------------------
                                                                                                                        Templeton
                                                                                                                        Developing
                                                                                       Franklin       Mutual Shares       Markets
                                                   VIP Growth     VIP High Income      Small Cap       Securities       Securities
                                                 --------------   ---------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        1,896   $        15,749   $          144   $        2,418   $           --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                           (6,479)           (1,444)            (718)          (2,489)              --
                                                 --------------   ---------------   --------------   --------------   --------------
        Net investment income (loss)                     (4,583)           14,305             (574)             (71)              --
                                                 --------------   ---------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 170,993            52,658           15,584           32,103              997
    Cost of investments sold                            303,340            76,892           19,078           37,097              997
                                                 --------------   ---------------   --------------   --------------   --------------
        Realized gains (losses) on fund shares         (132,347)          (24,234)          (3,494)          (4,994)              --

Realized gain distributions                                  --                --               --            5,997               --
                                                 --------------   ---------------   --------------   --------------   --------------
        Net realized gains (losses)                    (132,347)          (24,234)          (3,494)           1,003               --

Change in unrealized gains (losses)                    (140,094)           15,436          (12,094)         (39,045)              --
                                                 --------------   ---------------   --------------   --------------   --------------
        Net realized and unrealized gains
             (losses) on investments                   (272,441)           (8,798)         (15,588)         (38,042)              --
                                                 --------------   ---------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $     (277,024)  $         5,507   $      (16,162)  $      (38,113)  $           --
                                                 ==============   ===============   ==============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                        Franklin Templeton
                                                   Variable Insurance Products                 Goldman Sachs Variable
                                                        Trust Sub-Accounts                  Insurance Trust Sub-Accounts
                                                 -------------------------------   ------------------------------------------------
                                                   Templeton        Templeton                         VIT CORE
                                                    Foreign           Growth        VIT Capital       Small Cap        VIT CORE
                                                 Securities (e)     Securities         Growth           Equity        U.S. Equity
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        1,492   $        1,276   $           35   $          173   $          329
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (868)            (520)            (359)            (395)            (317)
                                                 --------------   --------------   --------------   --------------   --------------
        Net investment income (loss)                        624              756             (324)            (222)              12
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  15,204            1,282           35,219            6,572              751
    Cost of investments sold                             21,289            1,663           51,994            7,047              826
                                                 --------------   --------------   --------------   --------------   --------------
        Realized gains (losses) on fund shares           (6,085)            (381)         (16,775)            (475)             (75)

Realized gain distributions                                  --            1,254               --               --               --
                                                 --------------   --------------   --------------   --------------   --------------
        Net realized gains (losses)                      (6,085)             873          (16,775)            (475)             (75)

Change in unrealized gains (losses)                     (14,494)         (14,055)           1,973           (5,175)          (6,032)
                                                 --------------   --------------   --------------   --------------   --------------
        Net realized and unrealized gains
             (losses) on investments                    (20,579)         (13,182)         (14,802)          (5,650)          (6,107)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $      (19,955)  $      (12,426)  $      (15,126)  $       (5,872)  $       (6,095)
                                                 ==============   ==============   ==============   ==============   ==============


(e) Previously known as Templeton International Securities

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                       Goldman Sachs Variable           LSA Variable Series          Insurance Trust
                                                    Insurance Trust Sub-Accounts        Trust Sub-Accounts            Sub-Accounts
                                                 ---------------------------------  -------------------------------  --------------

                                                   VIT Global    VIT International  LSA Diversified    LSA Growth     MFS Emerging
                                                   Income (f)         Equity          Mid Cap (b)      Equity (b)        Growth
                                                 --------------  -----------------  ---------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           --  $              63  $             8  $           --  $           --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                              (19)               (50)             (33)            (20)         (8,856)
                                                 --------------  -----------------  ---------------  --------------  --------------
        Net investment income (loss)                        (19)                13              (25)            (20)         (8,856)
                                                 --------------  -----------------  ---------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  58,198                125               88              50         129,146
    Cost of investments sold                             58,578                151               81              48         268,706
                                                 --------------  -----------------  ---------------  --------------  --------------
        Realized gains (losses) on fund shares             (380)               (26)               7               2        (139,560)

Realized gain distributions                                  --                 --               --              --              --
                                                 --------------  -----------------  ---------------  --------------  --------------
        Net realized gains (losses)                        (380)               (26)               7               2        (139,560)

Change in unrealized gains (losses)                       1,091             (1,095)             (50)           (205)       (289,570)
                                                 --------------  -----------------  ---------------  --------------  --------------
        Net realized and unrealized gains
             (losses) on investments                        711             (1,121)             (43)           (203)       (429,130)
                                                 --------------  -----------------  ---------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $          692  $          (1,108) $           (68) $         (223) $     (437,986)
                                                 ==============  =================  ===============  ==============  ==============


(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(f) For the Period Beginning January 1, 2002 and Ended February 15, 2002

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                                                   Oppenheimer
                                                                                                                     Variable
                                                                                                                  Account Funds
                                                            MFS Variable Insurance Trust Sub-Accounts              Sub-Accounts
                                                  -------------------------------------------------------------   -------------

                                                                                                                   Oppenheimer
                                                  MFS Investors      MFS New                                       Aggressive
                                                      Trust         Discovery     MFS Research    MFS Utilities      Growth
                                                  -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         179   $          --   $         128   $          --   $         267
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (303)           (566)           (692)             (6)           (361)
                                                  -------------   -------------   -------------   -------------   -------------
        Net investment income (loss)                       (124)           (566)           (564)             (6)            (94)
                                                  -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     705           1,383           1,700              10             878
    Cost of investments sold                                858           1,779           2,183               9           1,164
                                                  -------------   -------------   -------------   -------------   -------------
        Realized gains (losses) on fund shares             (153)           (396)           (483)              1            (286)

Realized gain distributions                                  --              --              --              --              --
                                                  -------------   -------------   -------------   -------------   -------------
        Net realized gains (losses)                        (153)           (396)           (483)              1            (286)

Change in unrealized gains (losses)                      (8,044)        (24,042)        (16,061)            169         (13,386)
                                                  -------------   -------------   -------------   -------------   -------------
        Net realized and unrealized gains
             (losses) on investments                     (8,197)        (24,438)        (16,544)            170         (13,672)
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $      (8,321)  $     (25,004)  $     (17,108)  $         164   $     (13,766)
                                                  =============   =============   =============   =============   =============


See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                                                      Putnam
                                                                                                                   Variable Trust
                                                       Oppenheimer Variable Account Funds Sub-Accounts              Sub-Accounts
                                                ---------------------------------------------------------------   -----------------

                                                 Oppenheimer    Oppenheimer      Oppenheimer
                                                   Capital        Global         Main Street      Oppenheimer        VT Growth
                                                 Appreciation   Securities     Growth & Income   Strategic Bond   Opportunities (b)
                                                -------------  -------------   ---------------   --------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $       1,361  $         779   $         2,542   $       15,203   $              --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (2,039)        (1,386)           (3,444)          (2,201)               (143)
                                                -------------  -------------   ---------------   --------------   -----------------
        Net investment income (loss)                     (678)          (607)             (902)          13,002                (143)
                                                -------------  -------------   ---------------   --------------   -----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                69,161         22,721            44,364           58,085                 360
    Cost of investments sold                           91,735         26,521            47,949           59,941                 396
                                                -------------  -------------   ---------------   --------------   -----------------
        Realized gains (losses) on fund shares        (22,574)        (3,800)           (3,585)          (1,856)                (36)

Realized gain distributions                                --             --                --               --                  --
                                                -------------  -------------   ---------------   --------------   -----------------
        Net realized gains (losses)                   (22,574)        (3,800)           (3,585)          (1,856)                (36)

Change in unrealized gains (losses)                   (52,766)       (34,543)          (76,441)           8,590              (3,765)
                                                -------------  -------------   ---------------   --------------   -----------------
        Net realized and unrealized gains
             (losses) on investments                  (75,340)       (38,343)          (80,026)           6,734              (3,801)
                                                -------------  -------------   ---------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                             $     (76,018) $     (38,950)  $       (80,928)  $       19,736   $          (3,944)
                                                =============  =============   ===============   ==============   =================

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002


See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                                                                       The Universal Institutional
                                                        Putnam Variable Trust Sub-Accounts              Funds, Inc. Sub-Accounts
                                                 -------------------------------------------------   ------------------------------

                                                                                                       Van Kampen      Van Kampen
                                                   VT Growth      VT International      VT New         UIF Equity       UIF Fixed
                                                 and Income (b)      Growth (b)        Value (b)       Growth (g)      Income (h)
                                                 --------------   ----------------   -------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           --   $             --   $          --   $          29   $       20,790
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                              (39)               (23)            (55)            (59)          (2,341)
                                                 --------------   ----------------   -------------   -------------   --------------
        Net investment income (loss)                        (39)               (23)            (55)            (30)          18,449
                                                 --------------   ----------------   -------------   -------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     103              3,681             122             146           20,514
    Cost of investments sold                                 97              3,529             116             208           20,283
                                                 --------------   ----------------   -------------   -------------   --------------
        Realized gains (losses) on fund shares                6                152               6             (62)             231

Realized gain distributions                                  --                 --              --              --            3,193
                                                 --------------   ----------------   -------------   -------------   --------------
        Net realized gains (losses)                           6                152               6             (62)           3,424

Change in unrealized gains (losses)                         988                219           1,652          (2,141)          (5,377)
                                                 --------------   ----------------   -------------   -------------   --------------
        Net realized and unrealized gains
             (losses) on investments                        994                371           1,658          (2,203)          (1,953)
                                                 --------------   ----------------   -------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $          955   $            348   $       1,603   $      (2,233)  $       16,496
                                                 ==============   ================   =============   =============   ==============


(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(g) Previously known as UIF Equity Growth

(h) Previously known as UIF Fixed Income

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                                  -------------------------------------------------------------------------

                                                     Van Kampen         Van Kampen        Van Kampen
                                                     UIF Global         UIF Mid Cap         UIF U.S.          Van Kampen
                                                  Value Equity (i)       Value (j)       Real Estate (b)     UIF Value (k)
                                                  ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            271   $             --   $             78   $          1,036
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                (151)              (431)                (8)              (616)
                                                  ----------------   ----------------   ----------------   ----------------
        Net investment income (loss)                           120               (431)                70                420
                                                  ----------------   ----------------   ----------------   ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                        402             30,216                 20             17,858
    Cost of investments sold                                   458             34,773                 22             22,347
                                                  ----------------   ----------------   ----------------   ----------------
        Realized gains (losses) on fund shares                 (56)            (4,557)                (2)            (4,489)

Realized gain distributions                                    284                 --                 26                 --
                                                  ----------------   ----------------   ----------------   ----------------
        Net realized gains (losses)                            228             (4,557)                24             (4,489)

Change in unrealized gains (losses)                         (3,783)            (7,152)              (201)           (10,257)
                                                  ----------------   ----------------   ----------------   ----------------
        Net realized and unrealized gains
             (losses) on investments                        (3,555)           (11,709)              (177)           (14,746)
                                                  ----------------   ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $         (3,435)  $        (12,140)  $           (107)  $        (14,326)
                                                  ================   ================   ================   ================

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(i) Previously known as UIF Global Value Equity

(j) Previously known as UIF Mid Cap Value

(k) Previously known as UIF Value

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                                                   AIM V. I.
                                                 AIM V. I. Balanced          Capital Appreciation      AIM V. I. Core Equity (a)
                                              -------------------------   -------------------------   -------------------------
                                                 2002           2001          2002          2001          2002         2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $     7,893   $   (21,360)  $    (2,541)  $    (3,432)  $    (2,345)  $    (4,155)
Net realized gains (losses)                        (3,286)           --       (44,011)        5,926       (19,141)      (15,729)
Change in unrealized gains (losses)               (59,958)        1,611       (39,223)     (114,805)      (53,226)     (111,983)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                               (55,351)      (19,749)      (85,775)     (112,311)      (74,712)     (131,867)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --       (14,274)           --        (1,510)           --
Payments on termination                            (5,462)           --            --          (428)           --            --
Policy administration charges                      (4,550)         (307)       (4,230)       (3,100)       (5,731)       (3,648)
Transfers among the sub-accounts
    and with the Fixed Account - net              244,668       245,648        (5,930)      (15,757)       23,537        58,327
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                     234,656       245,341       (24,434)      (19,285)       16,296        54,679
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 179,305       225,592      (110,209)     (131,596)      (58,416)      (77,188)

NET ASSETS AT BEGINNING OF PERIOD                 225,592            --       335,220       466,816       451,934       529,122
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $   404,897   $   225,592   $   225,011   $   335,220   $   393,518   $   451,934
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       27,009            --        32,934        34,868        48,151        43,111
      Units issued                                 45,155        37,037         3,182         2,491         8,830        12,132
      Units redeemed                              (13,159)      (10,028)       (6,627)       (4,425)       (6,865)       (7,092)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             59,005        27,009        29,489        32,934        50,116        48,151
                                              ===========   ===========   ===========   ===========   ===========   ===========

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                         AIM Variable Insurance Funds Sub-Accounts
                                              ----------------------------------------------------------------------------------
                                                AIM V. I.
                                                  Dent
                                               Demographics      AIM V. I. Diversified Income       AIM V. I. Global Utilities
                                              --------------   -------------------------------   -------------------------------
                                                 2002 (b)           2002             2001              2002             2001
                                              --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $           (9)  $       22,898   $       17,800   $        2,540   $          231
Net realized gains (losses)                                2           (6,038)            (463)          (4,622)          (3,067)
Change in unrealized gains (losses)                      188          (13,064)         (12,361)         (33,857)         (60,863)
                                              --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets
    from operations                                      181            3,796            4,976          (35,939)         (63,699)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                  --               --               --               --               --
Benefit payments                                          --          (20,914)              --           (1,217)              --
Payments on termination                                   --          (33,147)            (862)              --             (975)
Policy administration charges                            (20)          (6,072)          (1,915)          (1,573)          (1,525)
Transfers among the sub-accounts
    and with the Fixed Account - net                   3,400           92,804          164,910            1,313          (44,517)
                                              --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets
    from capital transactions                          3,380           32,671          162,133           (1,477)         (47,017)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                      3,561           36,467          167,109          (37,416)        (110,716)

NET ASSETS AT BEGINNING OF PERIOD                         --          296,324          129,215          138,648          249,364
                                              --------------   --------------   --------------   --------------   --------------
NET ASSETS AT END OF PERIOD                   $        3,561   $      332,791   $      296,324   $      101,232   $      138,648
                                              ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
    Units outstanding at beginning of period              --           30,273           13,552           14,565           18,710
      Units issued                                       484           18,805           24,573              417              651
      Units redeemed                                      (3)         (15,543)          (7,852)            (572)          (4,796)
                                              --------------   --------------   --------------   --------------   --------------
    Units outstanding at end of period                   481           33,535           30,273           14,410           14,565
                                              ==============   ==============   ==============   ==============   ==============

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                     AIM V. I.                                               AIM V. I.
                                               Government Securities           AIM V. I. Growth       International Growth (c)
                                              -------------------------   -------------------------  --------------------------
                                                  2002         2001          2002           2001         2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $    13,650   $    13,283   $    (2,772)  $    (2,490)  $    (1,891)  $    (4,070)
Net realized gains (losses)                           104         2,921       (41,793)       (6,980)      (58,736)      (15,653)
Change in unrealized gains (losses)                58,703          (171)      (76,636)     (157,802)      (36,927)     (174,928)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                                72,457        16,033      (121,201)     (167,272)      (97,554)     (194,651)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                  (23,770)      (13,765)       (2,742)           --       (25,258)           --
Payments on termination                           (22,798)           --        (3,635)         (330)           --        (2,740)
Policy administration charges                     (12,134)       (2,564)       (4,194)       (2,976)       (7,859)       (5,166)
Transfers among the sub-accounts
    and with the Fixed Account - net              559,597       445,260         8,884        75,152       (33,539)       57,164
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                     500,895       428,931        (1,687)       71,846       (66,656)       49,258
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 573,352       444,964      (122,888)      (95,426)     (164,210)     (145,393)

NET ASSETS AT BEGINNING OF PERIOD                 589,996       145,032       369,349       464,775       622,958       768,351
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $ 1,163,348   $   589,996   $   246,461   $   369,349   $   458,748   $   622,958
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       50,815        13,173        48,257        39,786        78,766        73,617
      Units issued                                 56,107        61,481        12,902         9,935         1,689        16,209
      Units redeemed                              (14,670)      (23,839)      (14,087)       (1,464)      (11,048)      (11,060)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             92,252        50,815        47,072        48,257        69,407        78,766
                                              ===========   ===========   ===========   ===========   ===========   ===========

(c) Previously known as AIM V. I. International Equity

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               AIM Variable Insurance
                                                 Funds Sub-Accounts       American Century Variable Portfolios, Inc Sub-Accounts
                                              -------------------------   ------------------------------------------------------
                                                    AIM V. I.                     American                 American Century
                                               Premier Equity (d)            Century VP Balanced           VP International
                                              -------------------------   -------------------------   --------------------------
                                                 2002           2001          2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $    (3,131)  $    (4,343)  $     5,505   $     5,434   $      (316)  $     (3,292)
Net realized gains (losses)                       (42,328)        2,757       (11,281)        2,072       (24,810)        17,398
Change in unrealized gains (losses)              (170,121)      (81,352)      (27,404)      (21,291)      (42,625)      (167,213)
                                              -----------   -----------   -----------   -----------   -----------   ------------
Increase (decrease) in net assets
    from operations                              (215,580)      (82,938)      (33,180)      (13,785)      (67,751)      (153,107)
                                              -----------   -----------   -----------   -----------   -----------   ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --             --
Benefit payments                                  (24,893)       (9,680)       (6,560)      (33,897)      (15,936)       (18,294)
Payments on termination                                --            --            --            --        (2,914)          (430)
Policy administration charges                      (7,407)       (4,423)       (3,725)       (2,090)       (3,509)        (3,130)
Transfers among the sub-accounts
    and with the Fixed Account - net               76,541       224,023         8,044        66,536        (3,430)       (32,253)
                                              -----------   -----------   -----------   -----------   -----------   ------------
Increase (decrease) in net assets
    from capital transactions                      44,241       209,920        (2,241)       30,549       (25,789)       (54,107)
                                              -----------   -----------   -----------   -----------   -----------   ------------

INCREASE (DECREASE) IN NET ASSETS                (171,339)      126,982       (35,421)       16,764       (93,540)      (207,214)

NET ASSETS AT BEGINNING OF PERIOD                 643,004       516,022       282,399       265,635       334,567        541,781
                                              -----------   -----------   -----------   -----------   -----------   ------------
NET ASSETS AT END OF PERIOD                   $   471,665   $   643,004   $   246,978   $   282,399   $   241,027   $    334,567
                                              ===========   ===========   ===========   ===========   ===========   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period       62,585        43,520        23,970        21,553        31,008         35,243
      Units issued                                 20,996        28,778         6,074         7,136         2,872          4,070
      Units redeemed                              (17,158)       (9,713)       (6,656)       (4,719)       (5,572)        (8,305)
                                              -----------   -----------   -----------   -----------   -----------   ------------
    Units outstanding at end of period             66,423        62,585        23,388        23,970        28,308         31,008
                                              ===========   ===========   ===========   ===========   ===========   ============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Dreyfus Socially                                            Dreyfus
                                                 Responsible Growth             Dreyfus Stock            Variable Investment
                                               Fund, Inc. Sub-Account      Index Fund Sub-Account         Fund Sub-Accounts
                                              -------------------------   -------------------------   -------------------------
                                                  Dreyfus Socially
                                               Responsible Growth Fund    Dreyfus Stock Index Fund       VIF Growth & Income
                                              -------------------------   -------------------------   -------------------------
                                                  2002          2001         2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $    (2,177)  $    (3,489)  $     6,968   $     3,076   $    (1,091)  $    (1,715)
Net realized gains (losses)                       (37,236)      (12,247)      (38,907)      (17,735)      (20,528)        2,131
Change in unrealized gains (losses)               (77,479)      (92,244)     (335,651)     (166,866)      (91,599)      (31,673)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                              (116,892)     (107,980)     (367,590)     (181,525)     (113,218)      (31,257)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                   (8,801)       (9,370)      (10,579)      (40,947)           --       (36,499)
Payments on termination                            (5,913)         (463)      (14,988)       (3,606)           --            --
Policy administration charges                      (4,475)       (3,152)      (18,942)      (10,045)       (4,688)       (3,186)
Transfers among the sub-accounts
    and with the Fixed Account - net               (1,115)       83,991       314,432       276,784       (20,172)       37,443
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                     (20,304)       71,006       269,923       222,186       (24,860)       (2,242)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                (137,196)      (36,974)      (97,667)       40,661      (138,078)      (33,499)

NET ASSETS AT BEGINNING OF PERIOD                 399,775       436,749     1,446,066     1,405,405       429,485       462,984
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $   262,579   $   399,775   $ 1,348,399   $ 1,446,066   $   291,407   $   429,485
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       38,910        32,616       143,124       121,056        35,955        36,165
      Units issued                                 15,887        16,975        59,551        52,728         5,169         7,918
      Units redeemed                              (18,504)      (10,681)      (29,220)      (30,660)       (8,158)       (8,128)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             36,293        38,910       173,455       143,124        32,966        35,955
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                                  Fidelity Variable
                                                                                                                      Insurance
                                                                                                                    Products Fund
                                                          Dreyfus Variable Investment Fund Sub-Accounts              Sub-Accounts
                                              -----------------------------------------------------------------   -----------------
                                                                                                                      VIP Asset
                                                                                                                       Manager
                                                       VIF Money Market             VIF Small Company Stock             Growth
                                              -------------------------------   -------------------------------   -----------------
                                                    2002            2001             2002             2001              2002 (b)
                                              --------------   --------------   --------------   --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $       18,792   $       58,811   $         (775)  $       (2,123)  $             (82)
Net realized gains (losses)                               --               --           (4,495)             963               1,805
Change in unrealized gains (losses)                       --               --          (23,215)          (4,088)              1,036
                                              --------------   --------------   --------------   --------------   -----------------
Increase (decrease) in net assets
    from operations                                   18,792           58,811          (28,485)          (5,248)              2,759
                                              --------------   --------------   --------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                           3,625,590        5,856,204               --               --                  --
Benefit payments                                          --         (178,715)              --               --                  --
Payments on termination                             (444,758)         (59,999)          (3,011)              --                  --
Policy administration charges                        (39,976)         (16,272)          (1,693)          (1,199)               (138)
Transfers among the sub-accounts
    and with the Fixed Account - net              (3,304,623)      (3,964,374)          (6,999)         (26,562)             51,737
                                              --------------   --------------   --------------   --------------   -----------------
Increase (decrease) in net assets
    from capital transactions                       (163,767)       1,636,844          (11,703)         (27,761)             51,599
                                              --------------   --------------   --------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS                   (144,975)       1,695,655          (40,188)         (33,009)             54,358

NET ASSETS AT BEGINNING OF PERIOD                  3,102,327        1,406,672          137,098          170,107                  --
                                              --------------   --------------   --------------   --------------   -----------------
NET ASSETS AT END OF PERIOD                   $    2,957,352   $    3,102,327   $       96,910   $      137,098   $          54,358
                                              ==============   ==============   ==============   ==============   =================

UNITS OUTSTANDING
    Units outstanding at beginning of period         260,103          121,477           11,883           14,387                  --
      Units issued                                   705,998        1,574,300            3,136            2,459              11,825
      Units redeemed                                (719,521)      (1,435,674)          (4,463)          (4,963)             (5,679)
                                              --------------   --------------   --------------   --------------   -----------------
    Units outstanding at end of period               246,580          260,103           10,556           11,883               6,146
                                              ==============   ==============   ==============   ==============   =================

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              Fidelity Variable Insurance Products Fund Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                    VIP Contrafund            VIP Equity-Income              VIP Growth
                                              -------------------------   -------------------------   -------------------------
                                                  2002          2001         2002           2001         2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $      (808)  $    (1,906)  $     3,409   $     1,870   $    (4,583)  $    (7,876)
Net realized gains (losses)                       (32,573)        9,585         2,476        13,626      (132,347)        2,779
Change in unrealized gains (losses)               (80,339)     (136,793)     (103,781)      (39,193)     (140,094)     (198,180)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                              (113,720)     (129,114)      (97,896)      (23,697)     (277,024)     (203,277)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                  (12,804)           --       (27,365)      (12,968)       (9,695)      (53,017)
Payments on termination                                --          (526)      (12,114)       (8,638)           --       (12,731)
Policy administration charges                     (14,552)       (7,504)       (7,547)       (2,943)       (9,765)       (7,527)
Transfers among the sub-accounts
    and with the Fixed Account - net               29,602       313,999       259,393       199,700       (68,846)       78,553
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                       2,246       305,969       212,367       175,151       (88,306)        5,278
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                (111,474)      176,855       114,471       151,454      (365,330)     (197,999)

NET ASSETS AT BEGINNING OF PERIOD               1,091,574       914,719       450,566       299,112       913,132     1,111,131
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $   980,100   $ 1,091,574   $   565,037   $   450,566   $   547,802   $   913,132
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       80,509        58,671        41,847        26,166        64,053        63,607
      Units issued                                 22,477        40,907        39,486        27,287        21,953        19,059
      Units redeemed                              (22,522)      (19,069)      (17,574)      (11,606)      (30,531)      (18,613)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             80,464        80,509        63,759        41,847        55,475        64,053
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Fidelity Variable
                                                 Insurance Products                         Franklin Templeton
                                                  Fund Sub-Accounts          Variable Insurance Products Trust Sub-Accounts
                                              -------------------------   -----------------------------------------------------
                                                    VIP High Income           Franklin Small Cap       Mutual Shares Securities
                                              -------------------------   -------------------------   -------------------------
                                                 2002          2001          2002          2001          2002           2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $    14,305   $    17,377   $      (574)  $      (223)  $       (71)  $     1,843
Net realized gains (losses)                       (24,234)      (15,846)       (3,494)         (861)        1,003        10,297
Change in unrealized gains (losses)                15,436       (21,621)      (12,094)       (4,394)      (39,045)      (14,561)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                                 5,507       (20,090)      (16,162)       (5,478)      (38,113)       (2,421)
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --        (6,133)           --            --        (3,989)           --
Payments on termination                                --            --            --            --        (4,379)         (329)
Policy administration charges                      (2,325)       (1,181)       (1,200)         (311)       (3,807)       (1,005)
Transfers among the sub-accounts
    and with the Fixed Account - net               48,495        18,802       104,018        25,054        98,371       228,611
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                      46,170        11,488       102,818        24,743        86,196       227,277
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                  51,677        (8,602)       86,656        19,265        48,083       224,856

NET ASSETS AT BEGINNING OF PERIOD                 137,555       146,157        55,518        36,253       249,985        25,129
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $   189,232   $   137,555   $   142,174   $    55,518   $   298,068   $   249,985
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       18,910        17,575         8,428         4,622        22,459         2,395
      Units issued                                 20,200         6,927        32,630         5,731        22,912        32,659
      Units redeemed                              (13,735)       (5,592)      (10,520)       (1,925)      (14,731)      (12,595)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             25,375        18,910        30,538         8,428        30,640        22,459
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                      Templeton
                                                  Developing Markets             Templeton                    Templeton
                                                      Securities            Foreign Securities (e)        Growth Securities
                                              -------------------------   -------------------------   -------------------------
                                                 2002           2001          2002         2001          2002           2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $        --   $        --   $       624   $     2,479   $       756   $       659
Net realized gains (losses)                            --            --        (6,085)       24,520           873         8,098
Change in unrealized gains (losses)                    --            --       (14,494)      (39,647)      (14,055)      (10,289)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                                    --            --       (19,955)      (12,648)      (12,426)       (1,532)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --            --            --            --            --
Payments on termination                                --            --        (6,558)         (555)           --            --
Policy administration charges                          --            --        (1,300)         (496)         (867)         (208)
Transfers among the sub-accounts
    and with the Fixed Account - net                   --            --        21,429       106,271        15,989        59,033
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                          --            --        13,571       105,220        15,122        58,825
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                      --            --        (6,384)       92,572         2,696        57,293

NET ASSETS AT BEGINNING OF PERIOD                      --            --       103,644        11,072        57,293            --
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $        --   $        --   $    97,260   $   103,644   $    59,989   $    57,293
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period           --            --        12,917         1,149         5,786            --
      Units issued                                     --            --         4,557        21,597         2,451        11,544
      Units redeemed                                   --            --        (2,455)       (9,829)         (737)       (5,758)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period                 --            --        15,019        12,917         7,500         5,786
                                              ===========   ===========   ===========   ===========   ===========   ===========

(e) Previously known as Templeton International Securities

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                 VIT Capital Growth       VIT CORE Small Cap Equity      VIT CORE U.S. Equity
                                              -------------------------   -------------------------   -------------------------
                                                  2002          2001         2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $      (324)  $       (45)  $      (222)  $       (84)  $        12   $       137
Net realized gains (losses)                       (16,775)         (108)         (475)          (10)          (75)           --
Change in unrealized gains (losses)                 1,973        (8,020)       (5,175)        1,157        (6,032)          323
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                               (15,126)       (8,173)       (5,872)        1,063        (6,095)          460
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --            --            --            --            --
Payments on termination                                --            --            --            --            --            --
Policy administration charges                        (511)         (300)         (656)         (118)         (475)           (7)
Transfers among the sub-accounts
    and with the Fixed Account - net              (32,353)       61,553        43,003         7,697        23,993        32,491
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                     (32,864)       61,253        42,347         7,579        23,518        32,484
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (47,990)       53,080        36,475         8,642        17,423        32,944

NET ASSETS AT BEGINNING OF PERIOD                  64,596        11,516        21,087        12,445        32,944            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $    16,606   $    64,596   $    57,562   $    21,087   $    50,367   $    32,944
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period        8,763         1,324         2,151         1,315         4,346            --
      Units issued                                  1,073        13,386         7,632         1,196         6,004         4,347
      Units redeemed                               (6,832)       (5,947)       (2,816)         (360)       (1,767)           (1)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period              3,004         8,763         6,967         2,151         8,583         4,346
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                          LSA Variable Series
                                              Goldman Sachs Variable Insurance Trust Sub-Accounts         Trust Sub-Accounts
                                              -----------------------------------------------------   -------------------------
                                                                                                          LSA           LSA
                                                                                                      Diversified      Growth
                                                  VIT Global Income       VIT International Equity      Mid Cap        Equity
                                              -------------------------   -------------------------   -----------   -----------
                                                2002 (f)        2001         2002          2001         2002 (b)      2002 (b)
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $       (19)  $     1,982   $        13   $        37   $       (25)  $       (20)
Net realized gains (losses)                          (380)          (65)          (26)          (10)            7             2
Change in unrealized gains (losses)                 1,091        (1,091)       (1,095)         (283)          (50)         (205)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                                   692           826        (1,108)         (256)          (68)         (223)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --            --            --            --            --
Payments on termination                                --            --            --            --            --            --
Policy administration charges                          (3)         (259)          (77)          (20)          (72)          (41)
Transfers among the sub-accounts
    and with the Fixed Account - net              (58,003)       56,747         2,997         1,728        12,237        13,392
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                     (58,006)       56,488         2,920         1,708        12,165        13,351
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (57,314)       57,314         1,812         1,452        12,097        13,128

NET ASSETS AT BEGINNING OF PERIOD                  57,314            --         3,310         1,858            --            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $        --   $    57,314   $     5,122   $     3,310   $    12,097   $    13,128
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period        5,298            --           473           205            --            --
      Units issued                                    247        12,121           888           271         1,559         2,242
      Units redeemed                               (5,545)       (6,823)         (456)           (3)          (10)         (641)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period                 --         5,298           905           473         1,549         1,601
                                              ===========   ===========   ===========   ===========   ===========   ===========

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(f) For the Period Beginning January 1, 2002 and Ended February 15, 2002

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    MFS Variable Insurance Trust Sub-Accounts
                                              ----------------------------------------------------------------------------------
                                                                                                                        MFS
                                                                                                                      Limited
                                                     MFS Emerging Growth               MFS Investors Trust            Maturity
                                              -------------------------------   -------------------------------   --------------
                                                   2002             2001             2002             2001           2001 (l)
                                              --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $       (8,856)  $      (12,702)  $         (124)  $         (169)  $         (159)
Net realized gains (losses)                         (139,560)         (20,509)            (153)             644            1,511
Change in unrealized gains (losses)                 (289,570)        (556,699)          (8,044)          (2,504)          (1,214)
                                              --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets
    from operations                                 (437,986)        (589,910)          (8,321)          (2,029)             138
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                  --               --               --               --               --
Benefit payments                                     (38,362)         (59,733)              --               --               --
Payments on termination                               (3,841)          (8,372)              --               --               --
Policy administration charges                        (14,097)         (10,606)            (435)            (191)            (191)
Transfers among the sub-accounts
    and with the Fixed Account - net                  (4,805)          91,785           17,056           25,746          (46,393)
                                              --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
    from capital transactions                        (61,105)          13,074           16,621           25,555          (46,584)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   (499,091)        (576,836)           8,300           23,526          (46,446)

NET ASSETS AT BEGINNING OF PERIOD                  1,286,390        1,863,226           31,703            8,177           46,446
                                              --------------   --------------   --------------   --------------   --------------
NET ASSETS AT END OF PERIOD                   $      787,299   $    1,286,390   $       40,003   $       31,703   $           --
                                              ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
    Units outstanding at beginning of period         101,034          104,955            3,998              859            4,082
      Units issued                                    11,225           26,942            3,251            6,480               --
      Units redeemed                                 (18,063)         (30,863)            (808)          (3,341)          (4,082)
                                              --------------   --------------   --------------   --------------   --------------
    Units outstanding at end of period                94,196          101,034            6,441            3,998               --
                                              ==============   ==============   ==============   ==============   ==============

(l) For the Period Beginning January 1, 2001 and Ended June 27, 2001

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      MFS Variable Insurance Trust Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                  MFS New Discovery              MFS Research              MFS Utilities
                                              -------------------------   -------------------------   -------------------------


                                                  2002          2001          2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $      (566)  $       177   $      (564)  $        20   $        (6)  $        --
Net realized gains (losses)                          (396)          (51)         (483)        3,218             1            --
Change in unrealized gains (losses)               (24,042)       (2,028)      (16,061)      (10,885)          169            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                               (25,004)       (1,902)      (17,108)       (7,647)          164            --
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --            --            --            --            --
Payments on termination                                --            --            --            --            --            --
Policy administration charges                        (870)         (297)       (1,120)         (254)           (4)           --
Transfers among the sub-accounts
    and with the Fixed Account - net                3,996        71,382        85,762        31,209        12,582            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                       3,126        71,085        84,642        30,955        12,578            --
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (21,878)       69,183        67,534        23,308        12,742            --

NET ASSETS AT BEGINNING OF PERIOD                  76,054         6,871        56,366        33,058            --            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $    54,176   $    76,054   $   123,900   $    56,366   $    12,742           $--
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period        8,975           763         8,638         3,954            --            --
      Units issued                                    938        16,579        16,965         6,910         1,516            --
      Units redeemed                                 (478)       (8,367)         (213)       (2,226)           (1)           --
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period              9,435         8,975        25,390         8,638         1,515            --
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                              ---------------------------------------------------------------------------------
                                                     Oppenheimer                 Oppenheimer                   Oppenheimer
                                                  Aggressive Growth          Capital Appreciation          Global Securities
                                              -------------------------   -------------------------   -------------------------

                                                  2002          2001          2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $       (94)  $      (208)  $      (678)  $      (994)  $      (607)  $      (624)
Net realized gains (losses)                          (286)         (759)      (22,574)        2,391        (3,800)        1,570
Change in unrealized gains (losses)               (13,386)       (3,375)      (52,766)      (18,651)      (34,543)       (4,609)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                               (13,766)       (4,342)      (76,018)      (17,254)      (38,950)       (3,663)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --            --            --
Benefit payments                                       --            --        (6,090)           --            --            --
Payments on termination                                --            --            --            --            --            --
Policy administration charges                        (525)         (215)       (3,144)         (997)       (2,156)         (600)
Transfers among the sub-accounts
    and with the Fixed Account - net                2,050        45,240        38,560       244,439        46,907       136,693
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                       1,525        45,025        29,326       243,442        44,751       136,093
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (12,241)       40,683       (46,692)      226,188         5,801       132,430

NET ASSETS AT BEGINNING OF PERIOD                  47,633         6,950       254,410        28,222       147,465        15,035
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $    35,392   $    47,633   $   207,718   $   254,410   $   153,266   $   147,465
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       10,599         1,053        33,702         3,239        18,346         1,630
      Units issued                                    781        14,276        24,041        56,917        18,173        28,207
      Units redeemed                                 (376)       (4,730)      (19,781)      (26,454)      (11,810)      (11,491)
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of period             11,004        10,599        37,962        33,702        24,709        18,346
                                              ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                            Putnam Variable
                                                  Oppenheimer Variable Account Funds Sub-Accounts          Trust Sub-Accounts
                                              -----------------------------------------------------   ---------------------------
                                               Oppenheimer Main Street           Oppenheimer            VT Growth      VT Growth
                                                   Growth & Income              Strategic Bond        Opportunities    and Income
                                              -------------------------   -------------------------   -------------   -----------
                                                  2002          2001          2002          2001         2002 (b)       2002 (b)
                                              -----------   -----------   -----------   -----------   -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $      (902)  $      (984)  $    13,002   $       701   $        (143)  $       (39)
Net realized gains (losses)                        (3,585)         (274)       (1,856)        1,616             (36)            6
Change in unrealized gains (losses)               (76,441)      (11,589)        8,590         1,098          (3,765)          988
                                              -----------   -----------   -----------   -----------   -------------   -----------
Increase (decrease) in net assets
    from operations                               (80,928)      (12,847)       19,736         3,415          (3,944)          955
                                              -----------   -----------   -----------   -----------   -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --            --            --              --            --
Benefit payments                                       --            --            --            --              --            --
Payments on termination                           (15,189)       (1,228)           --            --              --            --
Policy administration charges                      (5,354)       (1,245)       (3,671)         (486)           (218)          (90)
Transfers among the sub-accounts
    and with the Fixed Account - net              215,233       203,070       295,006        83,206          35,368        26,959
                                              -----------   -----------   -----------   -----------   -------------   -----------
Increase (decrease) in net assets
    from capital transactions                     194,690       200,597       291,335        82,720          35,150        26,869
                                              -----------   -----------   -----------   -----------   -------------   -----------

INCREASE (DECREASE) IN NET ASSETS                 113,762       187,750       311,071        86,135          31,206        27,824

NET ASSETS AT BEGINNING OF PERIOD                 294,938       107,188       117,666        31,531              --            --
                                              -----------   -----------   -----------   -----------   -------------   -----------
NET ASSETS AT END OF PERIOD                   $   408,700   $   294,938   $   428,737   $   117,666   $      31,206   $    27,824
                                              ===========   ===========   ===========   ===========   =============   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       38,842        12,568        11,433         3,183              --            --
      Units issued                                 44,387        48,005        42,131        12,295           3,924         3,414
      Units redeemed                              (16,346)      (21,731)      (14,443)       (4,045)            (27)          (11)
                                              -----------   -----------   -----------   -----------   -------------   -----------
    Units outstanding at end of period             66,883        38,842        39,121        11,433           3,897         3,403
                                              ===========   ===========   ===========   ===========   =============   ===========

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                    Putnam Variable
                                                    Trust Sub-Accounts        The Universal Institutional Funds, Inc. Sub-Accounts
                                              ----------------------------   -----------------------------------------------------
                                                    VT
                                              International                        Van Kampen                   Van Kampen
                                                  Growth      VT New Value    UIF Equity Growth (g)        UIF Fixed Income (h)
                                              -------------   ------------   -------------------------   -------------------------
                                                 2002 (b)       2002 (b)        2002         2001          2002          2001
                                              -------------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $         (23)  $        (55)  $       (30)  $       (54)  $    18,449   $     4,077
Net realized gains (losses)                             152              6           (62)          (12)        3,424         1,836
Change in unrealized gains (losses)                     219          1,652        (2,141)         (824)       (5,377)       (2,210)
                                              -------------   ------------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from operations                                     348          1,603        (2,233)         (890)       16,496         3,703
                                              -------------   ------------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                 --             --            --            --            --            --
Benefit payments                                         --             --            --            --            --            --
Payments on termination                                  --             --            --            --            --            --
Policy administration charges                           (45)          (119)          (89)          (46)       (1,880)         (458)
Transfers among the sub-accounts
    and with the Fixed Account - net                  7,926         24,344         9,287         3,998       464,616       111,885
                                              -------------   ------------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
    from capital transactions                         7,881         24,225         9,198         3,952       462,736       111,427
                                              -------------   ------------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                     8,229         25,828         6,965         3,062       479,232       115,130

NET ASSETS AT BEGINNING OF PERIOD                        --             --         7,487         4,425       115,130            --
                                              -------------   ------------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD                   $       8,229   $     25,828   $    14,452   $     7,487   $   594,362   $   115,130
                                              =============   ============   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period             --             --         1,131           562        10,131            --
      Units issued                                    1,910          3,743         1,939           575        45,810        22,488
      Units redeemed                                   (897)          (652)          (17)           (6)       (6,768)      (12,357)
                                              -------------   ------------   -----------   -----------   -----------   -----------
    Units outstanding at end of period                1,013          3,091         3,053         1,131        49,173        10,131
                                              =============   ============   ===========   ===========   ===========   ===========

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(g) Previously known as UIF Equity Growth

(h) Previously known as UIF Fixed Income

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                               The Universal Institutional Funds, Inc. Sub-Accounts
                                              ----------------------------------------------------------------------------------
                                                                                                                     Van Kampen
                                                         Van Kampen                       Van Kampen                  UIF U.S.
                                                UIF Global Value Equity (i)          UIF Mid Cap Value (j)          Real Estate
                                              -------------------------------   -------------------------------   --------------
                                                    2002            2001             2002             2001           2002 (b)
                                              --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $          120   $           17   $         (431)  $         (275)  $           70
Net realized gains (losses)                              228              (15)          (4,557)              18               24
Change in unrealized gains (losses)                   (3,783)          (1,038)          (7,152)             453             (201)
                                              --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets
    from operations                                   (3,435)          (1,036)         (12,140)             196             (107)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                  --               --               --               --               --
Benefit payments                                          --               --           (2,034)              --               --
Payments on termination                                   --               --           (6,941)            (566)              --
Policy administration charges                           (254)             (94)            (649)            (222)             (17)
Transfers among the sub-accounts
    and with the Fixed Account - net                  16,586               --           30,467           46,866            2,569
                                              --------------   --------------   --------------   --------------   --------------
Increase (decrease) in net assets
    from capital transactions                         16,332              (94)          20,843           46,078            2,552
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                     12,897           (1,130)           8,703           46,274            2,445

NET ASSETS AT BEGINNING OF PERIOD                     12,058           13,188           54,822            8,548               --
                                              --------------   --------------   --------------   --------------   --------------
NET ASSETS AT END OF PERIOD                   $       24,955   $       12,058   $       63,525   $       54,822   $        2,445
                                              ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
    Units outstanding at beginning of period           1,238            1,247            5,839              874               --
      Units issued                                     3,273               --           13,038            7,201              273
      Units redeemed                                  (1,401)              (9)          (9,391)          (2,236)              (2)
                                              --------------   --------------   --------------   --------------   --------------
    Units outstanding at end of period                 3,110            1,238            9,486            5,839              271
                                              ==============   ==============   ==============   ==============   ==============

(b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(i) Previously known as UIF Global Value Equity

(j) Previously known as UIF Mid Cap Value

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         The Universal
                                                      Institutional Funds,
                                                       Inc. Sub-Accounts
                                              -------------------------------

                                                          Van Kampen
                                                        UIF Value (k)
                                              -------------------------------


                                                   2002             2001
                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income                         $          420   $          264
Net realized gains (losses)                           (4,489)           1,871
Change in unrealized gains (losses)                  (10,257)          (2,837)
                                              --------------   --------------
Increase (decrease) in net assets
    from operations                                  (14,326)            (702)
                                              --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                  --               --
Benefit payments                                      (4,025)              --
Payments on termination                                   --               --
Policy administration charges                           (993)            (168)
Transfers among the sub-accounts
    and with the Fixed Account - net                  53,483           60,554
                                              --------------   --------------
Increase (decrease) in net assets
    from capital transactions                         48,465           60,386
                                              --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                     34,139           59,684

NET ASSETS AT BEGINNING OF PERIOD                     59,684               --
                                              --------------   --------------
NET ASSETS AT END OF PERIOD                   $       93,823   $       59,684
                                              ==============   ==============

UNITS OUTSTANDING
    Units outstanding at beginning of period           4,982               --
      Units issued                                     7,634            6,378
      Units redeemed                                  (2,463)          (1,396)
                                              --------------   --------------
    Units outstanding at end of period                10,153            4,982
                                              ==============   ==============

(k) Previously known as UIF Value

See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Glenbrook Life issues the Glenbrook Provider Variable Life policy, the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. Absent any policy provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                FRANKLIN TEMPLETON VARIABLE INSURANCE
           AIM V.I. Balanced                                            PRODUCTS TRUST (CONTINUED)
           AIM V.I. Capital Appreciation                                Mutual Shares Securities
           AIM V.I. Core Equity (Previously known as                    Templeton Developing Markets Securities
               AIM V.I. Growth and Income)                              Templeton Foreign Securities (Previously known
           AIM V.I. Dent Demographics                                      as Templeton International Securities)
           AIM V.I. Diversified Income                                  Templeton Growth Securities
           AIM V.I. Global Utilities                              GOLDMAN SACHS VARIABLE INSURANCE TRUST
           AIM V.I. Government Securities                               VIT Capital Growth
           AIM V.I. Growth                                              VIT CORE Small Cap Equity
           AIM V.I. International Growth (Previously known              VIT CORE U.S. Equity
               as AIM V.I. International Equity)                        VIT Global Income (Closed February 15, 2002)
           AIM V.I. Premier Equity (Previously known as                 VIT International Equity
               AIM V.I. Value)                                    LSA VARIABLE SERIES TRUST
      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                        LSA Diversified Mid Cap
           American Century VP Balanced                                 LSA Growth Equity
           American Century VP International                      MFS VARIABLE INSURANCE TRUST
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                    MFS Emerging Growth
           Dreyfus Socially Responsible Growth Fund                     MFS Investors Trust
      DREYFUS STOCK INDEX FUND                                          MFS Limited Maturity (Closed June 27, 2001)
           Dreyfus Stock Index Fund                                     MFS New Discovery
      DREYFUS VARIABLE INVESTMENT FUND                                  MFS Research
           VIF Growth & Income                                          MFS Utilities
           VIF Money Market                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
           VIF Small Company Stock                                      Oppenheimer Aggressive Growth
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                         Oppenheimer Capital Appreciation
           VIP Asset Manager Growth                                     Oppenheimer Global Securities
           VIP Contrafund                                               Oppenheimer Main Street Growth & Income
           VIP Equity-Income                                            Oppenheimer Strategic Bond
           VIP Growth                                             PUTNAM VARIABLE TRUST
           VIP High Income                                              VT Growth Opportunities
      FRANKLIN TEMPLETON VARIABLE INSURANCE                             VT Growth and Income
      PRODUCTS TRUST                                                    VT International Growth
           Franklin Small Cap                                           VT New Value

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           Van Kampen UIF Equity Growth (Previously                   (CONTINUED)
               Known as UIF Equity Growth)                              Van Kampen UIF Mid Cap Value (Previously
           Van Kampen UIF Fixed Income (Previously                          known as UIF Mid Cap Value)
               known as UIF Fixed Income)                               Van Kampen UIF U.S. Real Estate
           Van Kampen UIF Global Value Equity                           Van Kampen UIF Value (Previously known
               (Previously known as UIF Global Value                        as UIF Value)
               Equity)

      Glenbrook Life provides insurance and administrative services to the policyholders for a fee.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.85% to 0.90%.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the policy and certain expenses of the policy. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

      POLICY ADMINISTRATION CHARGES -

          - MONTHLY DEDUCTIONS - Glenbrook Life charges each policyholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is based upon several variables, including the policyholder's death benefit and the Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten policy years. Glenbrook Life deducts a monthly administration fee equal to .25% per annum of Account value. These charges are recognized as redemption of units.

          - ANNUAL MAINTENANCE FEE - Glenbrook Life deducts an annual maintenance fee of $35 on each policy anniversary. This charge will be waived on policies with an aggregate premium amount of $50,000. The annual maintenance fee is recognized as redemption of units.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                              Purchases
                                                                            -------------
   Investments in the AIM Variable Insurance Funds Sub-Accounts:
          AIM V. I. Balanced                                                $     276,487
          AIM V. I. Capital Appreciation                                           17,585
          AIM V. I. Core Equity (a)                                                51,719
          AIM V. I. Dent Demographics (b)                                           3,395
          AIM V. I. Diversified Income                                            122,204
          AIM V. I. Global Utilities                                                6,470
          AIM V. I. Government Securities                                         595,295
          AIM V. I. Growth                                                         32,265
          AIM V. I. International Growth (c)                                        8,345
          AIM V. I. Premier Equity (d)                                            111,058

    Investments in the American Century Variable Portfolios, Inc.
       Sub-Accounts:
          American Century VP Balanced                                             44,416
          American Century VP International                                         8,055

    Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
       Sub-Account:
          Dreyfus Socially Responsible Growth Fund                                 33,884

    Investments in the Dreyfus Stock Index Fund Sub-Account:
          Dreyfus Stock Index Fund                                                386,213

    Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
          VIF Growth & Income                                                      35,615
          VIF Money Market                                                      1,280,412
          VIF Small Company Stock                                                  16,389

    Investments in the Fidelity Variable Insurance Products Fund
       Sub-Accounts:
          VIP Asset Manager Growth (b)                                             68,728
          VIP Contrafund                                                          152,387
          VIP Equity-Income                                                       275,983
          VIP Growth                                                               78,103
          VIP High Income                                                         113,133

    (a) Previously known as AIM V. I. Growth and Income

    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (c) Previously known as AIM V. I. International Equity

    (d) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             ------------
    Investments in the Franklin Templeton Variable Insurance Products Trust
       Sub-Accounts:
          Franklin Small Cap                                                 $    117,829
          Mutual Shares Securities                                                124,225
          Templeton Developing Markets Securities                                     997
          Templeton Foreign Securities (e)                                         29,400
          Templeton Growth Securities                                              18,413

    Investments in the Goldman Sachs Variable Insurance Trust
       Sub-Accounts:
          VIT Capital Growth                                                        2,031
          VIT CORE Small Cap Equity                                                48,697
          VIT CORE U.S. Equity                                                     24,282
          VIT Global Income (f)                                                       173
          VIT International Equity                                                  3,058

    Investments in the LSA Variable Series Trust Sub-Accounts:
          LSA Diversified Mid Cap (b)                                              12,228
          LSA Growth Equity (b)                                                    13,382

    Investments in the MFS Variable Insurance Trust Sub-Accounts:
          MFS Emerging Growth                                                      59,184
          MFS Investors Trust                                                      17,201
          MFS New Discovery                                                         3,942
          MFS Research                                                             85,778
          MFS Utilities                                                            12,583

    Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
          Oppenheimer Aggressive Growth                                             2,308
          Oppenheimer Capital Appreciation                                         97,810
          Oppenheimer Global Securities                                            66,866
          Oppenheimer Main Street Growth & Income                                 238,152
          Oppenheimer Strategic Bond                                              362,422

    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (e) Previously known as Templeton International Securities

    (f) For the Period Beginning January 1, 2002 and Ended February 15, 2002

--------------------------------------------------------------------------------
4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             ------------
    Investments in the Putnam Variable Trust Sub-Accounts:
          VT Growth  Opportunities (b)                                           $ 35,367
          VT Growth and Income (b)                                                 26,933
          VT International Growth (b)                                              11,540
          VT New Value (b)                                                         24,291

    Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
          Van Kampen UIF Equity Growth (g)                                          9,313
          Van Kampen UIF Fixed Income (h)                                         504,891
          Van Kampen UIF Global Value Equity (i)                                   17,138
          Van Kampen UIF Mid Cap Value (j)                                         50,627
          Van Kampen UIF U.S. Real Estate (b)                                       2,667
          Van Kampen UIF Value (k)                                                 66,743
                                                                             ------------
                                                                             $  5,808,612
                                                                             ============

    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (g) Previously known as UIF Equity Growth

    (h) Previously known as UIF Fixed Income

    (i) Previously known as UIF Global Value Equity

    (j) Previously known as UIF Mid Cap Value

    (k) Previously known as UIF Value

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS

    The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.


    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

       * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

       ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to policyholder accounts through the redemption of units.

       ***TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.


                                                               At December 31,             For the year ended December 31,
                                                             ------------------   ----------------------------------------------

                                                                Accumulation       Investment         Expense          Total
                                                                 Unit Value        Income Ratio*       Ratio**         Return***
                                                             ------------------   ---------------  --------------   ------------

    Investments in the AIM Variable Insurance Funds
       Sub-Accounts:
          AIM V. I. Balanced
            2002                                              $            6.86            3.39 %          0.90 %        -17.84 %
            2001                                                           8.35            0.00            0.90          -12.22
          AIM V. I. Capital Appreciation
            2002                                                           7.63            0.00            0.90          -25.03
            2001                                                          10.18            0.00            0.90          -23.97
          AIM V. I. Core Equity (a)
            2002                                                           7.85            0.34            0.90          -16.34
            2001                                                           9.39            0.05            0.90          -23.53
          AIM V. I. Dent Demographics
            2002 (b)                                                       7.40            0.00            0.90          -25.99
          AIM V. I. Diversified Income
            2002                                                           9.92            8.17            0.90            1.38
            2001                                                           9.79            9.35            0.90            2.66

    (a) Previously known as AIM V. I. Growth and Income

    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,                For the year ended December 31,
                                                              ------------------   -------------------------------------------------

                                                                Accumulation         Investment        Expense           Total
                                                                 Unit Value         Income Ratio*      Ratio**          Return***
                                                              ------------------   ---------------  ---------------  ---------------
    Investments in the AIM Variable Insurance Funds
       Sub-Accounts (continued):
          AIM V. I. Global Utilities
            2002                                              $            7.02            2.98 %            0.90 %         -26.20 %
            2001                                                           9.52            1.01              0.90           -28.58
          AIM V. I. Government Securities
            2002                                                          12.61            2.45              0.90             8.61
            2001                                                          11.61            4.46              0.90             5.45
          AIM V. I. Growth
            2002                                                           5.24            0.00              0.90           -31.59
            2001                                                           7.65            0.21              0.90           -34.48
          AIM V. I. International Growth (c)
            2002                                                           6.61            0.55              0.90           -16.43
            2001                                                           7.91            0.30              0.90           -24.22
          AIM V. I. Premier Equity (d)
            2002                                                           7.10            0.34              0.90           -30.88
            2001                                                          10.27            0.14              0.90           -13.35

    Investments in the American Century Variable Portfolios, Inc
       Sub-Accounts:
          American Century VP Balanced
            2002                                                          10.56            3.02              0.90           -10.37
            2001                                                          11.78            2.94              0.90            -4.41
          American Century VP International
            2002                                                           8.51            0.77              0.90           -21.09
            2001                                                          10.79            0.09              0.90           -29.81

    Investments in the Dreyfus Socially Responsible Growth
       Fund, Inc. Sub-Account:
          Dreyfus Socially Responsible Growth Fund
            2002                                                           7.23            0.21              0.90           -29.58
            2001                                                          10.27            0.07              0.90           -23.27

    Investments in the Dreyfus Stock Index Fund Sub-Account:
          Dreyfus Stock Index Fund
            2002                                                           7.77            1.39              0.90           -23.06
            2001                                                          10.10            1.07              0.90           -12.97


    (c) Previously known as AIM V. I. International Equity

    (d) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,                For the year ended December 31,
                                                              ------------------   -------------------------------------------------

                                                                Accumulation         Investment        Expense           Total
                                                                 Unit Value         Income Ratio*      Ratio**          Return***
                                                              -----------------   ---------------  --------------  ---------------
    Investments in the Dreyfus Variable Investment Fund
       Sub-Accounts:
          VIF Growth & Income
            2002                                              $           8.84            0.60 %           0.90 %           -26.00 %
            2001                                                         11.95            0.51             0.90              -6.69
          VIF Money Market
            2002                                                         11.99            1.59             0.90               0.56
            2001                                                         11.93            3.45             0.90               3.00
          VIF Small Company Stock
            2002                                                          9.18            0.23             0.90             -20.43
            2001                                                         11.54            0.07             0.90              -2.42

    Investments in the Fidelity Variable Insurance Products
       Fund Sub-Accounts:
          VIP Asset Manager
            2002 (b)                                                      8.84            0.00             0.90             -11.56
          VIP Contrafund
            2002                                                         12.18            0.85             0.90             -10.16
            2001                                                         13.56            0.67             0.90             -13.04
          VIP Equity-Income
            2002                                                          8.86            1.61             0.90             -17.69
            2001                                                         10.77            1.44             0.90              -5.81
          VIP Growth
            2002                                                          9.87            0.26             0.90             -30.73
            2001                                                         14.26            0.08             0.90             -18.39
          VIP High Income
            2002                                                          7.46            9.64             0.90               2.52
            2001                                                          7.27           13.21             0.90             -12.53

    Investments in the Franklin Templeton Variable Insurance
       Products Trust Sub-Accounts:
          Franklin Small Cap
            2002                                                          4.66            0.15             0.90             -29.32
            2001                                                          6.59            0.36             0.90             -16.01
          Mutual Shares Securities
            2002                                                          9.73            0.88             0.90             -12.60
            2001                                                         11.13            2.24             0.90               6.08
          Templeton Developing Markets Securities
            2002                                                             -            0.00             0.90               0.00
            2001                                                          7.56            0.00             0.90             -24.40
          Templeton Foreign Securities (e)
            2002                                                          6.48            1.49             0.90             -19.29
            2001                                                          8.02            5.42             0.90             -16.75

    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (e) Previously known as Templeton International Securities

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,              For the year ended December 31,
                                                              ------------------  ------------------------------------------------

                                                                Accumulation         Investment        Expense           Total
                                                                 Unit Value         Income Ratio*      Ratio**          Return***
                                                              -----------------   ---------------  --------------  ---------------
    Investments in the Franklin Templeton Variable Insurance
       Products Trust Sub-Accounts (continued):
          Templeton Growth Securities
            2002                                              $            8.00            2.18 %          0.90 %          -19.22 %
            2001                                                           9.90            3.19            0.90             -0.98

    Investments in the Goldman Sachs Variable Insurance Trust
       Sub-Accounts:
          VIT Capital Growth
            2002                                                           5.53            0.09            0.90            -25.01
            2001                                                           7.37            0.85            0.90            -15.23
          VIT CORE Small Cap Equity
            2002                                                           8.26            0.44            0.90            -15.73
            2001                                                           9.80            0.36            0.90              3.59
          VIT CORE U.S. Equity
            2002                                                           5.87            0.78            0.90            -22.60
            2001                                                           7.58            0.90            0.90            -24.19
          VIT Global Income
            2002 (f)                                                        N/A            0.00            0.90               N/A
            2001                                                          10.82            8.00            0.90              8.18
          VIT International Equity
            2002                                                           5.66            1.49            0.90            -19.07
            2001                                                           7.00            2.17            0.90            -22.96

    Investments in the LSA Variable Series Trust Sub-Accounts:
          LSA Diversified Mid Cap
            2002 (b)                                                       7.81            0.13            0.90            -21.91
          LSA Growth Equity
            2002 (b)                                                       8.20            0.00            0.90            -18.01

    Investments in the MFS Variable Insurance Trust
       Sub-Accounts:
          MFS Emerging Growth
            2002                                                           8.36            0.00            0.90            -34.35
            2001                                                          12.73            0.00            0.90            -34.09
          MFS Investors Trust
            2002                                                           6.21            0.50            0.90            -21.67
            2001                                                           7.93            0.21            0.90            -16.71
          MFS New Discovery
            2002                                                           5.74            0.00            0.90            -32.24
            2001                                                           8.47            1.31            0.90             -5.88


    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (f) For the Period Beginning January 1, 2002 and Ended February 15, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,              For the year ended December 31,
                                                              ------------------  ------------------------------------------------

                                                                Accumulation         Investment        Expense           Total
                                                                 Unit Value         Income Ratio*      Ratio**          Return***
                                                              -----------------   ---------------  --------------  ---------------
    Investments in the MFS Variable Insurance Trust
       Sub-Accounts:
          MFS Research
            2002                                              $            4.88            0.14 %          0.90 %          -25.21 %
            2001                                                           6.53            0.76            0.90            -21.96
          MFS Utilities
            2002                                                           8.41            0.00            0.90            -15.91
            2001                                                              -            0.00            0.90              0.00

    Investments in the Oppenheimer Variable Account Funds
       Sub-Accounts:
          Oppenheimer Aggressive Growth
            2002                                                           3.22            0.64            0.90            -28.44
            2001                                                           4.49            0.19            0.90            -31.89
          Oppenheimer Capital Appreciation
            2002                                                           5.47            0.59            0.90            -27.52
            2001                                                           7.55            0.13            0.90            -13.36
          Oppenheimer Global Securities
            2002                                                           6.20            0.52            0.90            -22.83
            2001                                                           8.04            0.12            0.90            -12.83
          Oppenheimer Main Street Growth & Income
            2002                                                           6.11            0.72            0.90            -19.53
            2001                                                           7.59            0.28            0.90            -10.97
          Oppenheimer Strategic Bond
            2002                                                          10.96            5.56            0.90              6.48
            2001                                                          10.29            1.77            0.90              3.90

    Investments in the Putnam Variable Trust Sub-Accounts:
          VT Growth Opportunities
            2002 (b)                                                       8.01            0.00            0.90            -19.92
          VT Growth and Income
            2002 (b)                                                       8.18            0.00            0.90            -18.23
          VT International Growth
            2002 (b)                                                       8.12            0.00            0.90            -18.78
          VT New Value
            2002 (b)                                                       8.36            0.00            0.90            -16.43


    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,              For the year ended December 31,
                                                              ------------------  ------------------------------------------------

                                                                Accumulation         Investment        Expense           Total
                                                                 Unit Value         Income Ratio*      Ratio**          Return***
                                                              -----------------   ---------------  --------------  ---------------
    Investments in The Universal Institutional Funds, Inc.
       Sub-Accounts:
          Van Kampen UIF Equity Growth (g)
            2002                                              $            4.73            0.26 %          0.90 %          -28.51 %
            2001                                                           6.62            0.00            0.90            -15.88
          Van Kampen UIF Fixed Income (h)
            2002                                                          12.09            5.86            0.90              6.37
            2001                                                          11.36            8.01            0.90             13.64
          Van Kampen Global Value Equity (i)
            2002                                                           8.03            1.46            0.90            -17.61
            2001                                                           9.74            1.02            0.90             -7.88
          Van Kampen Mid Cap Value (j)
            2002                                                           6.70            0.00            0.90            -28.67
            2001                                                           9.39            0.00            0.90             -4.02
          Van Kampen UIF U. S. Real Estate
            2002 (b)                                                       9.01            6.38            0.90             -9.89
          Van Kampen UIF Value (k)
            2002                                                           9.24            1.35            0.90            -22.85
            2001                                                          11.98            1.54            0.90             19.79


    (b) For the Period Beginning May 1, 2002 and Ended December 31, 2002

    (g) Previously known as UIF Equity Growth

    (h) Previously known as UIF Fixed Income

    (i) Previously known as UIF Global Value Equity

    (j) Previously known as UIF Mid Cap Value

    (k) Previously known as UIF Value

                                     PART C

                                OTHER INFORMATION

Item 27. EXHIBITS

(a) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Variable Life Separate Account A. Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated April 16, 1996.

(b) Not applicable.

(c)(i) Form of Principal Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(ii) Form of Selling Agreement (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(d)(i) Specimen Contract. (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(ii)Modified Single Premium Variable Life Insurance Contract(Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(iii) Last survivor Modified Single Premium Variable Life Insurance Contract. (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(iv)  Riders

     (a) Amendatory Endorsement for Waiver of Charges (KLU100) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (b) Amendatory Endorsement (KLU101) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (c) Accelerated Death Benefit Rider (KLU 105) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (d) Amendatory Endorsement for Waiver of Charges (KLU106) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (e) Accelerated Death Benefit Summary and Disclosure Statement (KLU74) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (f) Accelerated Death Benefit Summary and Disclosure (KLU80) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (g) Accelerated Death Benefit Effect on Contract (KLU99) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

     (h) Accelerated Death Benefit Rider (KLU99) (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)



(e) Form of Application for the Contract (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

(f) (i) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.)


     (ii) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual
      Report filed March 30, 1999.)


(g) Not applicable.

(h) Forms of Participation Agreements (Dean Witter Fund agreement previously filed in S-6, Pre-Effective Amendment No. 1, Registration Statement No. 333-02581, dated September 23, 1996; AIM Fund agreement incorporated by reference to Depositor's N-4 Registration Statement No. 33-62203 dated November 21, 1995; Fidelity Fund Agreement incorporated by reference from Depositor's N-4 Registration Statement No. 33-60882 dated June 11, 1993; Dreyfus Fund, MFS Fund and American Century Fund agreements previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-02581) dated May 1, 1998.)


(i) Administrative Contracts (not applicable)

(j) Other Material Contracts (not applicable)

(k) Opinion and Consent of Counsel as to legality of securities issued by Glenbrook Life and Annuity.

        (i) Illinois (Previously filed in Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)

       (ii) Arizona (Previously filed in previously filed in Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-02581) dated April 30, 1999.)

       (iii) Arizona (New Sub-Accounts) (Previously filed in Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-02581) dated April 24, 2002.)


(l) Actuarial Opinion and Consent filed herewith

(m) Calculation of Hypothetical Values filed herewith

(n) Other Consents
        (i) Consent of Foley & Lardner filed herewith
       (ii) Independent Auditors' Consent filed herewith


(o) Omitted financial statements (not applicable)

(p) Initial Capital Arrangements (not applicable)

(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-02581) dated September 23, 1996.)


(r) (i) Powers of Attorney for Michael J. Velotta, Margaret Dyer, Marla Friedman, John C. Lounds, J. Kevin McCarthy, and Samuel H. Pilch. (Previously filed in Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-02581) dated May 1, 2000.)

     (ii) Power of Attorney for Steven E. Shebik. (Previously filed in Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-02581) dated April 24, 2002.)

    (iii) Powers of Attorney for Casey J. Sylla filed herewith.

Item 28.

DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                                 POSITION AND OFFICE WITH
BUSINESS ADDRESS                                   DEPOSITOR OF THE ACCOUNT



Margaret G. Dyer                                     Director
Marla G. Friedman                                    Director and Vice President
John C. Lounds                                       Director
J. Kevin McCarthy                                    Director
Steven E. Shebik                                     Director, Vice President and Chief Financial Officer
Casey J. Sylla                                       Director, President and Chief Executive Officer
Michael J. Velotta                                   Director, Vice President, General Counsel and Secretary
Eric A. Simonson                                     Senior Vice President and Chief Investment Officer
Samuel H. Pilch                                      Group Vice President and Controller
Karen C. Gardner                                     Vice President
John R. Hunter                                       Vice President
Kevin R. Slawin                                      Vice President
J. Eric Smith                                        Vice President
James P. Zils                                        Treasurer
Joanne M. Derrig                                     Assistant Vice President and Chief Privacy Officer
Barry S. Paul                                        Assistant Vice President and Assistant Treasurer
Robert L. Park                                       Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                       Assistant Vice President, Assistant General Counsel and Assistant
                                                     Secretary
Lisa J. Flanary                                      Assistant Vice President
Timothy N. Vander Pas                                Assistant Vice President
William F. Emmons                                    Assistant Secretary
Susan L. Lees                                        Assistant Secretary
Paul N. Kierig                                       Assistant Secretary
Mary J. McGinn                                       Assistant Secretary
Patricia W. Wilson                                   Assistant Treasurer
Errol Cramer                                         Appointed Actuary

The principal business address for the above officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28th, 2003 (File No. 1-11840).

Item 30.  INDEMNIFICATION

The By-Laws of Glenbrook Life and Annuity Company ("Depositor"), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. PRINCIPAL UNDERWRITERS

         (a) ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Contracts. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers.

ALFS serves as the principal underwriter of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS:

        Allstate Assurance Company Separate Account B
        Allstate Financial Advisors Separate Account I
        Allstate Life Insurance Company Separate Account A
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A
        Charter National Variable Annuity Account
        Charter National Variable Account Glenbrook Life and Annuity Company
                Separate Account A
        Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
        Glenbrook Life Discover Variable Account A
        Glenbrook Life Variable Life Separate Account A
        Glenbrook Life Multi-Manager Variable Account
        Glenbrook Life Scudder Variable Account A
        Glenbrook Life AIM Variable Separate Account A
        Intramerica Variable Annuity Account
        Lincoln Benefit Life Variable Annuity Account
        Lincoln Benefit Life Variable Account

The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

John R. Hunter                              Director, President and Chief Executive Officer
Casey J. Sylla                              Director
Michael J. Velotta                          Director and Secretary
Marion Goll                                 Vice President, Treasurer and Financial Operations Principal
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer
Mary Claire Sheehy                          Chief Operations Officer

(c) Compensation of ALFS.

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Item 32.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 33. MANAGEMENT SERVICES

None

Item 34. REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold under the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this regulation statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Northfield, State of Illinois, on the 22nd day of April, 2003.

                 Glenbrook Life Variable Life Separate Account A
                                  (Registrant)

                     By: Glenbrook Life and Annuity Company
                                   (Depositor)

                            By: /s/Michael J. Velotta
                            --------------------------
                               Michael J. Velotta
                               Vice President, Secretary and
                                 General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 1st day of April, 2003.




*/MARLA G. FRIEDMAN                                     Director and Vice President
--------------------------------
Marla G. Friedman

*/MARGARET G. DYER
 ---------------------------                            Director
Margaret G. Dyer

*/JOHN C. LOUNDS                                        Director
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                                     Director
---------------------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                                       Controller and Group Vice President
----------------------------------                      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                                      Director, Vice President and Chief Financial Officer
----------------------------------                      (Principal Financial Officer)
Steven E. Shebik

CASEY J. SYLLA                                          Director, President and Chief Executive Officer
 -------------------------                              (Principal Executive Officer)
Casey J. Sylla

/s/ MICHAEL J. VELOTTA                                  Director, Vice President, General Counsel and Secretary
---------------------------
Michael J. Velotta


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.


                                  EXHIBIT INDEX

Exhibit Number        Description

(l)      Actuarial opinion and consent
(m)      Calculation of Hypothetical Illustration values
(n)(i)   Consent of Foley & Lardner
(n)(ii)  Independent Auditors Consent
(r)(iii) Power of Attorney for Casey J. Sylla